Exhibit 99.22

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Remediation Status	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Response	Compensating Factors	Conclusion Comments	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
1907640658	2000138269	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2009803775	3000073021	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM/ATR Compliant	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2009803775	3000073021	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM/ATR Compliant	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Minimal housing increase with payment shock less than XXX%
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2009805252		XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has stable job time - Borrower has X.XX years at job.
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2009806733	3000074549	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2009806733	3000074549	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2009807714	3000073115	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2009807714	3000073115	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2009807765	3000074454	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		The exception 'No Compliance Findings' is cleared.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.	The exception 'No Compliance Findings' is cleared.	C	A	A	A	A	A	B	B	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2009807765	3000074454	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.		The exception 'No Credit Findings' is cleared.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.	The exception 'No Credit Findings' is cleared.	C	A	A	A	A	A	B	B	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2009807765	3000074454	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Value not Supported within 10%	Origination value not supported within XX%. Desk review provided outside of XX% of value; however, CU score is less than X.X resulting in overall exception grade of a X			Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.		C	A	B	A	A	A	B	B	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2009807765	3000074454	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
Total Tolerance $XX.XX due to increase in Credit report Fee. Final CD XX/XX/XXXX provided Lender Credit $XX.XX. Exception cancelled. ; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
															Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
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2009807765	3000074454	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Total Tolerance $XX.XX due to increase in Credit report Fee. Final CD XX/XX/XXXX provided Lender Credit $XX.XX. Exception cancelled.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
															Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2009807765	3000074454	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; Total Tolerance $XX.XX due to increase in Credit report Fee. Final CD XX/XX/XXXX provided Lender Credit $XX.XX. Exception cancelled. ; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX,XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
															Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
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2009808282	3000072989	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2009808865		XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Per Diem Interest Amount Test
This loan failed the per diem interest amount test. (XX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($-XXX.XX) exceeds the per diem interest charge or credit threshold ($-XXX.XX).PLEASE NOTE: An additional $X buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.; PCCD shows interest collected from XX/XX to XX/XX but disbursement was changed to XX/XX.

This loan passed the per diem interest amount test. (CA Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($-XXX.XX) does not exceed the per diem interest charge or credit threshold ($-XXX.XX).PLEASE NOTE: An additional $X buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.; Client provided PCCD showing the reimbursement to the borrower in the amount of $XXX as well as the letter to the borrower correcting the issue with the disbursement date.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the per diem interest amount test. (XX Bus. Prof. Code §XXXX.X)The per diem interest amount charged on the loan ($-XXX.XX) does not exceed the per diem interest charge or credit threshold ($-XXX.XX).PLEASE NOTE: An additional $X buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.; Client provided PCCD showing the reimbursement to the borrower in the amount of $XXX as well as the letter to the borrower correcting the issue with the disbursement date.
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2009809367	3000074743	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of X.XX months or $XXXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXXX.XX.
Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Approved exception for X months reserves in lieu of X.  Compensating factors:  Residual income greater than $X,XXX.  Low housing ratio of XX% or less, X plus years on job.  ; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Approved exception for X months reserves in lieu of X.  Compensating factors:  Residual income greater than $X,XXX.  Low housing ratio of XX% or less, X plus years on job.  ; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.
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2009809695	3000073000	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence X.XX years		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2009809695	3000073000	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has more than X years at current residence - Borrower at current residence X.XX years		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2009810490	3000073767	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2009810490	3000073767	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2009810725	3000073561	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2009810725	3000073561	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Prepay Amount From Note Does Not Equal Prepay Amount On Final Closing Disclosure
Prepay amount from note does equal prepay amount on final CD.
From Hard Coded form in template:
'Closing Disclosure' at XX/XX/XXXX, 'Closing Disclosure' at XX/XX/XXXX, 'Closing Disclosure' at XX/XX/XXXX, 'Closing Disclosure' at XX/XX/XXXX
														Prepay amount from note does equal prepay amount on final CD.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Prepay amount from note does equal prepay amount on final CD.	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2009810730	3000073669	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	MD COMAR Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. (XXXXXXXX COMAR XX.XX.XX.XXB(XX) ,  COMAR XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXXXXXXX Regulations (COMAR) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XX XXXXXX Higher-Priced Mortgage Loan Alerts below.

Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2009810730	3000073669	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Intent to Proceed is not Executed	Intent to Proceed Execution is No.		Intent to Proceed Execution is Yes; ITP does not need to be signed.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Intent to Proceed Execution is Yes; ITP does not need to be signed.	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2009810730	3000073669	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Missing CPA letter verifying percentage of ownership and ability to use funds without risk to company.		The borrower income verification does match approval
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																The borrower income verification does match approval	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2009811038	3000075145	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable
Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXXX.XX and value used for LTV of ___.; Original LTV of XX.XX adheres to the guideline maximum LTV of XX.XX.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for:  Underwriting LTV/CLTV of XX.XX%  is greater than the maximum allowable guideline LTV of XX.XX%.  Compensating factors:  Residual income greater than $X,XXX.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).;
;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXXX.XX and value used for LTV of XXXXXXX.XX.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for:  Underwriting LTV/CLTV of XX.XX%  is greater than the maximum allowable guideline LTV of XX.XX%.  Compensating factors:  Residual income greater than $X,XXX.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).&#xXD;
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; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXXX.XX and value used for LTV of XXXXXXX.XX.
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2009811038	3000075145	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6)).	Evidence of Appraisal Delivery to the Borrower Not Provided.		Evidence of Appraisal Delivery to the Borrower Provided.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Evidence of Appraisal Delivery to the Borrower Provided.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2009811053	3000073609	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Borrowers lived rent free from XX/XXXX to XX/XXXX. Thus, they did not meet the XX month requirement.
UW exception provided for compenating factors: 'Low housing ratio of XX% or less

Residual income greater than $X,XXX

Substantial Cash Reserves

X+ Years on job

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; UW exception provided. ; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; UW exception provided. ; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2009811053	3000073609	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; Credit report fee increased from $XXX to $XXX.XX on CD dated XX/XX/XX with no change of circumstance or reimbursement provided.

This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
																	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2009811053	3000073609	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test
Credit report fee increased from $XXX to $XXX.XX on CD dated XX/XX/XX with no change of circumstance or reimbursement provided.  ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2009811053	3000073609	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X.XX) do not exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X.XX) do not exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).
																	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2009811053	3000073609	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
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2009811078		XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010813975	3000074705	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2010813975	3000074705	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010814188	3000074984	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance.
Change severity of 'Overdraft/NSF Count Exceeds Tolerance' from Material to Non-Material.; Exception approval for excess NSF provided on bank statement program.  Compensating factors: Substantial cash reserves, residual income greater than $X,XXX, Minimla housing increase with payment shock less than XXX%, low housing ratio of XX% or less, X+ years on job.  ; Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Overdraft/NSF Count Exceeds Tolerance' from Material to Non-Material.; Exception approval for excess NSF provided on bank statement program.  Compensating factors: Substantial cash reserves, residual income greater than $X,XXX, Minimla housing increase with payment shock less than XXX%, low housing ratio of XX% or less, X+ years on job.  ; Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.
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2010814188	3000074984	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	Original PI Payment on Note matches Final CD From Hard Coded form in template: 'Closing Disclosure' at XX/XX/XXXX		Original PI Payment on Note matches Final CD
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																Original PI Payment on Note matches Final CD	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010814271	3000075286	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Prohibited Fees Test
LEs showed Discount Points, which changed to Broker Fee on CD dated XX/XX/XX with no COC provided.  ; This loan failed the  prohibited fees test. (N.J.S.A. §XX:XXC-XX, N.J.A.C. §§X:X-XX.X)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points

This loan failed the  prohibited fees test. (N.J.S.A. §XX:XXC-XX, N.J.A.C. §§X:X-XX.X)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan failed the  prohibited fees test. (N.J.S.A. §XX:XXC-XX, N.J.A.C. §§X:X-XX.X)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points
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2010814271	3000075286	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. The Master Policy was fidelity only. No policy provided for dwelling coverage.		Hazard insurance indicator is Present
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Hazard insurance indicator is Present	D	A	D	A	D	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010814271	3000075286	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
Lender credits on CD dated XX/XX/XX were $XXX.XX and decreased to $XXX.XX on CD dated XX/XX/XX with no COC or reimbursement provided.  ; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2010814849	3000074983	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Housing history does not meet guidelines
Housing history does not meet guidelines.  Guidlines require XX months housing history.  Loan does not meet  guidelines for non verificaton of housing history due to bank statement income.  XX/XX/XX;, Rebuttal received XX/XX/XX shows that property was owned free and clear.  Per XXXX, lender is Trustee of the XXX Trust Account with a payoff and balance of $XXX,XXX.
														Housing History meets guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Housing History meets guidelines.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010814995		XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
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2010815181	3000076551	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2010815181	3000076551	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010815309	3000073903	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
No COC provided for reduction/elimination of Lender Credits.  ; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XX,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Disclosure Tracking form dated XX/XX/XX refers to a CD dated XX/XX/XX, which was not provided in loan file.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.

This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Disclosure Tracking form dated XX/XX/XX refers to a CD dated XX/XX/XX, which was not provided in loan file.
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2010815495	3000074011	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	A	A	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010815495	3000074011	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines require XX months since housing event. (foreclosure) XX months have elapsed.		Housing delinquency meets guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Housing delinquency meets guidelines.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010815792	3000074896	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
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2010815792	3000074896	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
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2010815831	3000074116	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines require XX month housing history. XX months were verified.		Housing delinquency meets guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Housing delinquency meets guidelines.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010815831	3000074116	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval.  Bank statement worskeet deposits varied both higher and lower than the bank statements with no explanation located.  Need corrected bank statement worksheet to show correct deposits and non-considrered deposits.
														The borrower income verification does match approval
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The borrower income verification does match approval	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010816059	3000077210	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010816059	3000077210	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010816121	3000073731	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Home Loan
Home Loan  ( NM SB XXX §XX , NMSA §XX-XXA-X(J))
The loan is a home loan, as defined in the legislation, due to all of the following findings:
The loan is secured by real estate in XXX XXXXXX; and
The loan is not a bridge loan, as defined in the legislation, meaning a loan for the initial construction of a borrower's principal dwelling on land owned by the borrower with a maturity of less than eighteen months that only requires the payment of interest until the entire unpaid balance is due and payable; and
The principal loan amount does not exceed the conforming loan size limit, $XXX,XXX.XX, for a single-family dwelling as established by the XXXX (Fannie Mae); and
The loan is secured by real estate upon which there is located (or is to be located) a structure either designed principally for occupancy by one to four families; and occupied by a borrower as the borrower's principal residence or a security interest on a manufactured home that is or will be occupied by a borrower as the borrower's principal residence.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010816121	3000073731	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010816203	3000073998	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010816203	3000073998	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.		The exception 'No Credit Findings' is cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																The exception 'No Credit Findings' is cleared.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010816387	3000073935	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010816387	3000073935	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for:  Underwriting LTV/CLTV of XX.XX%  is greater than the maximum allowable guideline LTV of XX.XX%.  Compensating factors:  Substantial Cash Reserves.

Low housing ratio of XX% or less

.  X+ Years on job.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

.  Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for:  Underwriting LTV/CLTV of XX.XX%  is greater than the maximum allowable guideline LTV of XX.XX%.  Compensating factors:  Substantial Cash Reserves.

Low housing ratio of XX% or less

.  X+ Years on job.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

.  Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010816387	3000073935	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX.
Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for:  Underwriting LTV/CLTV of XX.XX%  is greater than the maximum allowable guideline LTV of XX.XX%.  Compensating factors:  Substantial Cash Reserves.

Low housing ratio of XX% or less

.  X+ Years on job.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

.  Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for:  Underwriting LTV/CLTV of XX.XX%  is greater than the maximum allowable guideline LTV of XX.XX%.  Compensating factors:  Substantial Cash Reserves.

Low housing ratio of XX% or less

.  X+ Years on job.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

.  Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010816719	3000073736	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010817205	3000074015	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	QCInProgress	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The exception 'No Credit Findings' is cleared.	X+ Years on job
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010817691	3000073847	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010817691	3000073847	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification is less than 12 months	Borrower Income Verification of X.XX is less than XX months. This is DSCR loan.		Income Verification of XX.XX is greater than XX months.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Income Verification of XX.XX is greater than XX months.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010817691	3000073847	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
No post CD located in the file.  The initial LE was dated XX/XX/XXXX and the XXXX was dated XX/XX/XXXX.  The broker submitted the loan application to the Lender on XX/XX/XXXX.; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
																	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010817691	3000073847	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into XXXXXXXXXXX, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, XXXXXXXXXX calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; The date on the inital XXXX is XX/XX/XXXX and the broker submitted the application to the Lender on XX/XX/XXXX.

This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
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2010817691	3000073847	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Initial Closing Disclosure Delivery Date Test
The initial CD was dated XX/XX/XXXX and the consummation date was XX/X/XXXX.; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except XXXXXX and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.
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2010817691	3000073847	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That Cannot Increase Test
Since the initial LE was not sent until XX/XX/XXXX the fees exceeded the tolerance level.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2010817691	3000073847	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; Since the initial LE was not sent until XX/XX/XXXX the fees exceeded the tolerance level.

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).
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2010817691	3000073847	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
No Post CD located in the file.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
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2010817691	3000073847	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
Lender credit appeared on LE dated XX/XX/XXXX, but was not on subsequent LE or CDs.; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2010817691	3000073847	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Written List of Service Providers Disclosure Date Test
The date on the inital XXXX is XX/XX/XXXX and the broker submitted the application to the Lender on XX/XX/XXXX.; This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.XX(e)(X)(e)(X)(iii) §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, XXXXXXXX calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).

This loan passed the written list of service providers disclosure date test due to the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).; This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.XX(e)(X)(e)(X)(iii) §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the written list of service providers disclosure date test due to the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).; This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.XX(e)(X)(e)(X)(iii) §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).
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2010817801	3000073958	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.		The loan is in compliance with all applicable laws and regulations.;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																The loan is in compliance with all applicable laws and regulations.&#xXD;	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010817801	3000073958	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Borrower Employment Verification does not meet guidelines	Borrowers self-employment is less than X years.
Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Approved exception for: Borrowers self-employment is less than X years.  Compensating factors:   Substantial Cash Reserves.

Residual income greater than $X,XXX.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

.  Prior Homeownership Experience (No FC or Short Sale).;
;
; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Approved exception for: Borrowers self-employment is less than X years.  Compensating factors:   Substantial Cash Reserves.

Residual income greater than $X,XXX.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

.  Prior Homeownership Experience (No FC or Short Sale).&#xXD;
&#xXD;
; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.
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2010818421	2000142463	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. The master insurance certificate coverage expired XX/XX/XXXX.		X/XX/XXXX: Received updated policy. Exception cleared.; Hazard insurance indicator is Present	Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.	X/XX/XXXX: Received updated policy. Exception cleared.; Hazard insurance indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010818421	2000142463	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage of XXXXX.XX is not sufficent. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
														X/XX/XXXX: Received updated policy. Exception cleared.; Hazard insurance coverage is sufficient.	Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.	X/XX/XXXX: Received updated policy. Exception cleared.; Hazard insurance coverage is sufficient.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010818657	2000131889	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable
Underwriting CLTV of XX.XX%  is greater than the maximum allowable guideline CLTV of XX.XX%.  Subordinated second TD is not reflected in Amount of Subordinate Financing on XXXX.  It is included in the HCLTV.  The second mortgage P&I is not shown on the XXXX as shown on credit report.  There is an Other payment of $XXX.XX per month shown on the XXXX, which was not explained.

Approved exception for: Subordination of private party lien but guidelines require subordinate liens to be institutional.  Compensating factors:  Low housing ratio of XX% or less .  Residual income greater than $X,XXX .  Minimal housing increase with payment shock less than XXX% .  X+ Years on job.  Prior Homeownership Experience (No FC or Short Sale)&#xXD; &#xXD; ; XX% CLTV allowable per guidelines/matrix.

Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Underwriting CLTV of XX.XX  is greater than the maximum allowable guideline CLTV of XX.XX.; Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Underwriting CLTV of XX.XX  is greater than the maximum allowable guideline CLTV of XX.XX.; Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.
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2010818657	2000131889	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of X.XX months or $XXX,XXX.XX, are less than the Guidelines minimum required of X.XX or $XXX,XXX.XX.
Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; UW exception granted. X months reserves are available. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; UW exception granted. X months reserves are available. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.
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2010818657	2000131889	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Borrower must be self-employed for at least X years verified by X years of business licenses or a CPA letter.	CPA letter provided reflecting borrower business has been operating for X years.	documentation provided supporting employment
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2010818657	2000131889	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Transfer Taxes were increased with no change of circumstance provided.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Client provided Disclosure Tracking dated XX/XX/XX for the change of circumstance, this document did not give a reason or description for the Tranfer taxes increasing from $XX to $X,XXX for this refinance.  ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Client provided Disclosure Tracking dated XX/XX/XX for the change of circumstance, this document did not give a reason or description for the Tranfer taxes increasing from $XX to $X,XXX for this refinance.  ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2010818689	3000075886	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
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2010818689	3000075886	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Lender credits decreased by $XXX.XX.

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2010818897	3000075699	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2010818897	3000075699	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2010819377	3000074764	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Liquid Reserves are less than Guidelines Required
The liquid reserves of X.XX months or $XXX.XX, are less than the Guidelines minimum required of X.XX or $XX,XXX.XX.   No documentation provided fro trail of funds from close of X properties to closing on subject property.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
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2010819377	3000074764	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
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2010819377	3000074764	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Insufficient cash to close.
Cash to close in the amount of $XXX,XXX.XX is greater than the available asset amount of $XXX,XXX.XX from sale of X properties.  The only assets provided werre from sale of X properties.  In addition, no trail of funds from sale of properties to subject purchase closing provided.  No other assets reflected on final XXXX.

Sufficient cash to close is documented.; Cash to close in the amount of $XXX,XXX.XX is greater than the available asset amount of $XXX,XXX.XX.  The only assets provided were from sale of X properties and does not cover sufficient funds to close or for reserves.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

Sufficient cash to close is documented.; Cash to close in the amount of $XXX,XXX.XX is greater than the available asset amount of $XXX,XXX.XX.  The only assets provided were from sale of X properties and does not cover sufficient funds to close or for reserves.
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2010820223	3000073508	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has stable job time - Borrower has X.XX years at job.
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2010820223	3000073508	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has stable job time - Borrower has X.XX years at job.
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2010820279	3000074385	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X,XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2010820279	3000074385	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2010821223	3000075616	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2010821223	3000075616	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6)).	Evidence of Appraisal Delivery to the Borrower Not Provided.		Evidence of Appraisal Delivery to the Borrower Provided.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Evidence of Appraisal Delivery to the Borrower Provided.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010821223	3000075616	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within 3 Days (12 CFR 1026.35(c)(5)).	The Right to Receive Appraisal Disclosure provided to the borrower on X/XX/XXXX was not provided within X days of application date of XX/X/XXXX.		The Right to Receive Appraisal Disclosure provided to the borrower on XX/X/XXXX was provided within X days of application date of XX/X/XXXX.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The Right to Receive Appraisal Disclosure provided to the borrower on XX/X/XXXX was provided within X days of application date of XX/X/XXXX.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010821486	3000075200	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2010821486	3000075200	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2010821674	3000075895	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
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2010821674	3000075895	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
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2010822907	3000075117	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Written List of Service Providers Disclosure Date Test
Initial LE was sent on XX/X/XXXX, and the WSLOP is dated XX/X/XXXX.; This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.XX(e)(X)(e)(X)(iii) §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).

Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2010822907	3000075117	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2010823013	3000074778	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2010823063	3000074418	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Downpayment source is from an unacceptable source	Downpayment source is from an unacceptable source. Missing trail of assets from departure residence closing to subject title company.		Downpayment source is from an acceptable source.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																Downpayment source is from an acceptable source.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010823110	3000074771	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2010823110	3000074771	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2010823182	3000074758	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The discount fee increased on the CD dated XXX/XX/XXXX, and again on the Final CD dated XX/XX/XXXX with no COC.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2010823182	3000074758	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2010823182	3000074758	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower 2 Income Verification is less than 12 months	Borrower X Income Verification of X.XX is less than XX months. DSCR Loan does not require VOE.		Borrower X Income Verification of XX.XX is greater than XX months.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Borrower X Income Verification of XX.XX is greater than XX months.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010823182	3000074758	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
																	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010823182	3000074758	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
																	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Desk Review variance to appraised value exceeds 10%	Third party Desk Review variance of -XX.XX exceeds XX% maximum allowed.		Additional third party valuation requested to support value.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Additional third party valuation requested to support value.	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Borrower Employment Verification does not meet guidelines	Self-employment is less than X years.
Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Client provided guideline exception allowing for self-employment business history less than X years.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX.

Minimal housing increase with payment shock less than XXX%.

X+ Years on job.

Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Client provided guideline exception allowing for self-employment business history less than X years.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX.

Minimal housing increase with payment shock less than XXX%.

X+ Years on job.

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	CoBorrower Employment Verification does not meet guidelines	Self-employment is less than X years.
Change severity of 'CoBorrower Employment Verification does not meet guidelines' from Material to Non-Material.; Client provided guideline exception allowing for self-employment business history less than X years.   Client provided guideline exception allowing for self-employment business history less than X years.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX.

Minimal housing increase with payment shock less than XXX%.

X+ Years on job.

Prior Homeownership Experience (No FC or Short Sale).; Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Correction.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'CoBorrower Employment Verification does not meet guidelines' from Material to Non-Material.; Client provided guideline exception allowing for self-employment business history less than X years.   Client provided guideline exception allowing for self-employment business history less than X years.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX.

Minimal housing increase with payment shock less than XXX%.

X+ Years on job.

Prior Homeownership Experience (No FC or Short Sale).; Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.; Correction.
																	C	B	C	B	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Documentation provided to support Qualifying DTI below XX.XX.; Qualifying DTI of XXX.XX exceeds guideline maximum of XX.XX.		Documentation provided to support Qualifying DTI below XX.XX. Correction.; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; Documentation provided to support Qualifying DTI below XX.XX.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Documentation provided to support Qualifying DTI below XX.XX. Correction.; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.; Documentation provided to support Qualifying DTI below XX.XX.	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX.XX is greater than the maximum allowable guideline CLTV of XX.XX.		Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of X.XX.		Original LTV of XX.XX adheres to the guideline maximum LTV of XX.XX.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Original LTV of XX.XX adheres to the guideline maximum LTV of XX.XX.	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	Original PI Payment on Note matches Final CD From Hard Coded form in template: 'Closing Disclosure' at X/XX/XXXX; Original PI Payment on Note matches Final CD		Original PI Payment on Note matches Final CD; From Hard Coded form in template:; 'Closing Disclosure' at X/XX/XXXX; Original PI Payment on Note matches Final CD
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Original PI Payment on Note matches Final CD&#xXD; From Hard Coded form in template:&#xXD; 'Closing Disclosure' at X/XX/XXXX; Original PI Payment on Note matches Final CD	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Insufficient cash to close.	Cash to close in the amount of XXXXX.XX is greater than the available asset amount of X.XX.; Cash to close in the amount of XXXXX.XX is greater than the available asset amount of XXXXX.XX.
Sufficient cash to close is documented.  Correction.; Cash to close in the amount of XXXXX.XX is greater than the available asset amount of XXXXX.XX.; Sufficient cash to close is documented.; Cash to close in the amount of XXXXX.XX is greater than the available asset amount of X.XX.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Sufficient cash to close is documented.  Correction.; Cash to close in the amount of XXXXX.XX is greater than the available asset amount of XXXXX.XX.; Sufficient cash to close is documented.; Cash to close in the amount of XXXXX.XX is greater than the available asset amount of X.XX.
																	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Affiliated Business Disclosure is Partial	The affiliate business disclosure is Partial.; Located the document in the file, but it was not executed by the Borrower.		The affiliate business disclosure is Present
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The affiliate business disclosure is Present	C	B	B	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Homeownership Counseling Disclosure is Partial	The homeownership disclosure is Partial.; Located the document in the file, but it was not executed by the Borrower.		The homeownership disclosure is Present
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The homeownership disclosure is Present	C	B	B	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Liquid Reserves are less than Guidelines Required
The liquid reserves of X.XX months or $XXXXX.XX, is greater than or equal to the Guidelines minimum required of X.XX or $XXXXX.XX.; The liquid reserves of XX.XX months or $XXXXXX.XX, is greater than or equal to the Guidelines minimum required of X.XX or $XXXXX.XX.; The liquid reserves of X.XX months or $XXXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXXX.XX.; The liquid reserves of X.XX months or $XXXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXXX.XX.

The liquid reserves of X.XX months or $XXXXX.XX, is greater than or equal to the Guidelines minimum required of X.XX or $XXXXX.XX.; The liquid reserves of -XX.XX months or $-XXXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXXX.XX.; The liquid reserves of XX.XX months or $XXXXXX.XX, is greater than or equal to the Guidelines minimum required of X.XX or $XXXXX.XX.; The liquid reserves of -XX.XX months or $-XXXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXXX.XX.; The liquid reserves of XX.XX months or $XXXXXX.XX, is greater than or equal to the Guidelines minimum required of X.XX or $XXXXX.XX.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

The liquid reserves of X.XX months or $XXXXX.XX, is greater than or equal to the Guidelines minimum required of X.XX or $XXXXX.XX.; The liquid reserves of -XX.XX months or $-XXXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXXX.XX.; The liquid reserves of XX.XX months or $XXXXXX.XX, is greater than or equal to the Guidelines minimum required of X.XX or $XXXXX.XX.; The liquid reserves of -XX.XX months or $-XXXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXXX.XX.; The liquid reserves of XX.XX months or $XXXXXX.XX, is greater than or equal to the Guidelines minimum required of X.XX or $XXXXX.XX.
																	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within 3 Days (12 CFR 1026.35(c)(5)).	The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was not provided within X days of application date of XX/X/XXXX.		The Right to Receive Appraisal Disclosure provided to the borrower on XX/X/XXXX was provided within X days of application date of XX/X/XXXX.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The Right to Receive Appraisal Disclosure provided to the borrower on XX/X/XXXX was provided within X days of application date of XX/X/XXXX.	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test
This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXX.XX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"XXXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXX.XX(f)(X)(i) no later than three business days before consummation.
														This compliance test 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' is no longer tested
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																This compliance test 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' is no longer tested	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test
This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( XX CFR §XXXX.XX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX ,  XX CFR §XXXX.XX(e)(X)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(i) (revised loan estimate disclosure) and §XXXX.XX(e)(X)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XX% tolerance categories under §XXXX.XX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXXX.XX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXXX.XX(e)(X)(iv)(D). The revised version of the disclosures required under §XXXX.XX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXXX.XX(f)(X), lender credits, and any other interest rate dependent charges and terms.Official InterpretationsXX C.F.R. §XXXX.XX(e)(X)(ii)Relationship to disclosures required under §XXXX.XX(f)(X)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §XXXX.XX(e)(X)(ii) prohibits a creditor from providing a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i)...If, however, there are less than four business days between the time the revised version of the disclosures is required to be provided pursuant to §XXXX.XX(e)(X)(i) and consummation, creditors comply with the requirements of §XXXX.XX(e)(X) if the revised disclosures are reflected in the disclosures required by §XXXX.XX(f)(X)(i).
														This compliance test 'Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																This compliance test 'Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TRID Disclosure Delivery and Receipt Date Validation Test
This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.
														This compliance test 'TRID Disclosure Delivery and Receipt Date Validation Test' is no longer tested
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																This compliance test 'TRID Disclosure Delivery and Receipt Date Validation Test' is no longer tested	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TRID Initial Closing Disclosure Date and Post-Consummation Event Requiring Redisclosure Validation Test
This loan failed the TRID initial closing disclosure date and post-consummation event requiring redisclosure date validation test.This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is after the post-consummation event requiring redisclosure date. Please review the loan data to ensure the dates are in the correct fields.
														This compliance test 'TRID Initial Closing Disclosure Date and Post-Consummation Event Requiring Redisclosure Validation Test' is no longer tested
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																This compliance test 'TRID Initial Closing Disclosure Date and Post-Consummation Event Requiring Redisclosure Validation Test' is no longer tested	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TRID Post-Consummation Revised Closing Disclosure Data Validation Test
This loan failed the TRID post-consummation revised closing disclosure data validation test.This loan contains a post-consummation reason for redisclosure, but it does not provide either:A consummation date; orA post-consummation revised closing disclosure delivery date; orA date when the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure occurred; orA date when the creditor knew of the event in connection with the settlement of the transaction that caused the closing disclosure to become inaccurate and thereby resulted in a change to an amount actually paid by the consumer from the closing disclosure.These dates are necessary to determine the timing requirement in the Post-Consummation Event and Revised Closing Disclosure Delivery Date Test.
														This compliance test 'TRID Post-Consummation Revised Closing Disclosure Data Validation Test' is no longer tested
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																This compliance test 'TRID Post-Consummation Revised Closing Disclosure Data Validation Test' is no longer tested	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
														This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This compliance test 'Reimbursement Amount Test' is no longer tested; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This compliance test 'Reimbursement Amount Test' is no longer tested; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
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2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TRID Post-Consummation Event Validation Test
This loan failed the TRID Post-Consummation Event Validation Test.This loan has a post-consummation event date that occurs on or before the closing date or consummation date of the loan. Please review the loan data to ensure the dates are in the correct fields.
														This compliance test 'TRID Post-Consummation Event Validation Test' is no longer tested
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																This compliance test 'TRID Post-Consummation Event Validation Test' is no longer tested	C	B	C	A	C	B	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TILA Finance Charge Test
This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of  $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.; This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of  $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.; This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.
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2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Post-Consummation Event and Revised Closing Disclosure Delivery Date Test
This loan passed the post-consummation event and revised closing disclosure delivery date test. ( XX CFR §XXXX.XX(f)(X)(iii) )The post-consummation reason for redisclosure is "post-consummation change to an amount paid by the borrower" and:The post-consummation event requiring redisclosure date is at most XX calendar days after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; andThe post-consummation revised closing disclosure delivery date is not more than XX calendar days after the date the creditor received knowledge of the event that caused a change to an amount actually paid by the consumer.Changes due to events occurring after consummation. If during the XX-day period following consummation, an event in connection with the settlement of the transaction occurs that causes the disclosures required under §XXXX.XX (f)(X)(i) to become inaccurate, and such inaccuracy results in a change to an amount actually paid by the consumer from that amount disclosed under §XXXX.XX (f)(X)(i), the creditor shall deliver or place in the mail corrected disclosures not later than XX days after receiving information sufficient to establish that such event has occurred.

This loan failed the post-consummation event and revised closing disclosure delivery date test. ( XX CFR §XXXX.XX(f)(X)(iii) )The post-consummation reason for redisclosure is "post-consummation change to an amount paid by the borrower" and:The post-consummation event requiring redisclosure date is at most XX calendar days after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; andThe post-consummation revised closing disclosure delivery date is more than XX calendar days after the date the creditor received knowledge of the event that caused a change to an amount actually paid by the consumer.Changes due to events occurring after consummation. If during the XX-day period following consummation, an event in connection with the settlement of the transaction occurs that causes the disclosures required under §XXXX.XX (f)(X)(i) to become inaccurate, and such inaccuracy results in a change to an amount actually paid by the consumer from that amount disclosed under §XXXX.XX (f)(X)(i), the creditor shall deliver or place in the mail corrected disclosures not later than XX days after receiving information sufficient to establish that such event has occurred.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan failed the post-consummation event and revised closing disclosure delivery date test. ( XX CFR §XXXX.XX(f)(X)(iii) )The post-consummation reason for redisclosure is "post-consummation change to an amount paid by the borrower" and:The post-consummation event requiring redisclosure date is at most XX calendar days after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; andThe post-consummation revised closing disclosure delivery date is more than XX calendar days after the date the creditor received knowledge of the event that caused a change to an amount actually paid by the consumer.Changes due to events occurring after consummation. If during the XX-day period following consummation, an event in connection with the settlement of the transaction occurs that causes the disclosures required under §XXXX.XX (f)(X)(i) to become inaccurate, and such inaccuracy results in a change to an amount actually paid by the consumer from that amount disclosed under §XXXX.XX (f)(X)(i), the creditor shall deliver or place in the mail corrected disclosures not later than XX days after receiving information sufficient to establish that such event has occurred.
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2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TRID Total of Payments Test
This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(d)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(d)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

This loan failed the TRID total of payments test. ( XX CFR §XXXX.XX(d)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(d)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(d)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(d)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan failed the TRID total of payments test. ( XX CFR §XXXX.XX(d)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(d)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(d)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(d)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.
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2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan passed the homeownership counseling organizations disclosure date test. ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the XXXXXXX or XXX for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.; This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.

This loan passed the homeownership counseling organizations disclosure date test. ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.; This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the homeownership counseling organizations disclosure date test. ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.; This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.
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2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).
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2010823310	3000075654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2010823343	3000075770	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2010823343	3000075770	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2011823556	3000074321	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	CT NPHLA Average Prime Offer Rate APR Threshold
This loan exceeded the average prime offer rate APR threshold. ( CT SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	A		A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011823556	3000074321	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Nonprime Home Loan (Oct. 1 2009 and after)
Nonprime Home Loan (CT ST §XXa-XXX(a)(X))The loan is a nonprime home loan, as defined in the legislation, due to all of the following findings:The loan meets or exceeds the average prime offer rate APR threshold;The proceeds of the loan are to be used primarily for personal family or household purposes;The loan is secured by a mortgage upon an interest in one-to-four family residential property;The property is intended to be used or occupied by the borrower as a principal residence; andThe loan amount is less than or equal to $XXX,XXX.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	A		A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011823556	3000074321	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2011823556	3000074321	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Homeownership Counseling Disclosure is Partial	The homeownership disclosure is Partial.		The homeownership disclosure is Present; Located the document, but it was not executed by the Borrower.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																The homeownership disclosure is Present; Located the document, but it was not executed by the Borrower.	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011823556	3000074321	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TILA Finance Charge Test
This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of  $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.

This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.
																	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011823556	3000074321	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.
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2011823556	3000074321	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
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2011823556	3000074321	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
Lender Credit of $XXX.XX. not shown on LE dated XX/X/XXXX.; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2011823819	3000074178	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2011823819	3000074178	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2011823926	3000074617	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2011823973	3000075714	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2011823973	3000075714	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Borrower Employment Verification does not meet guidelines	Borrowers self-employment is less than X years.
Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Approved exception for: Borrowers self-employment is less than X years.  Compensating factors:  Residual income greater than $X,XXX.  Low housing ratio of XX% or less.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Approved exception for: Borrowers self-employment is less than X years.  Compensating factors:  Residual income greater than $X,XXX

.  Low housing ratio of XX% or less

.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.
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2011823973	3000075714	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Downpayment source is from an unacceptable source
Downpayment source is from an unacceptable source.  No trail of funds from previous sale to current purchase Escrow provided.  XX/XX/XX; Received Final Settlement Statemnt from sale of previous residence which does not provide trail to new closing of the funds.  XX/XX/XX; Received same Final Settlement statement with no trail of funds to new closing.
														Downpayment source is from an acceptable source.; X/XX/XXXX: Settlement Statement dated X/XX/XXXX shows proceeds of $XXX,XXX.XX to the Borrower and proof funds were wired into escrow..
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																Downpayment source is from an acceptable source.; X/XX/XXXX: Settlement Statement dated X/XX/XXXX shows proceeds of $XXX,XXX.XX to the Borrower and proof funds were wired into escrow..	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2011824045	3000075153	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
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2011824045	3000075153	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
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2011824688	3000073718	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2011825499	3000075077	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2011825499	3000075077	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011825619	3000075041	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2011825619	3000075041	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2011825619	3000075041	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. X different bank statements used for income.
Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Approved exception for using X bank statements XX months from one and X month from another.  Compensating factors:  Minimal housing increase with payment shock less than XXX%.  X+ years on job.  Prior homeownership experience (No FC or Short Sale); Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Approved exception for using X bank statements XX months from one and X month from another.  Compensating factors:  Minimal housing increase with payment shock less than XXX%.  X+ years on job.  Prior homeownership experience (No FC or Short Sale); Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2011825619	3000075041	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance.
Change severity of 'Overdraft/NSF Count Exceeds Tolerance' from Material to Non-Material.; Approved exception for OD exceeding guidelines.  Borrower has X.   Compensating factors:  Minimal housing increase with payment shock less than XXX%.  X+ years on job.  Prior homeownership experience (No FC or Short Sale); Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Overdraft/NSF Count Exceeds Tolerance' from Material to Non-Material.; Approved exception for OD exceeding guidelines.  Borrower has X.   Compensating factors:  Minimal housing increase with payment shock less than XXX%.  X+ years on job.  Prior homeownership experience (No FC or Short Sale); Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2011825674	3000075229	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Property	Appraisal guideline violation	Borrower's primary residence does not appear to be superior to the subject property that is backing business purpose loan		UW exception provided based on compensating factors: Prior Homeownership Experience (No FC or Short Sale)	Borrower has more than X years at current residence - Borrower at current residence XX.XX years. Prior Homeownership Experience (No FC or Short Sale)		C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2011825674	3000075229	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years		C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2011825674	3000075229	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years		C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2011825887	2000139202	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	Charges That Cannot Increase Test	The tolerance cure of $XX clears the increase of $XX on the appraisal fee.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2011826487	3000076066	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2011826487	3000076066	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011826683	3000075841	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Affiliated Business Disclosure is Partial	The affiliate business disclosure is Partial.; Located the document in the file, but it was not executed by the Borrower.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2011826683	3000075841	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Housing history does not meet guidelines	Late payments on prior mortgage in excess of guidelines.	Late payments on prior mortgage in excess of guidelines.	Compensating Factors: Residual income greater than $X,XXX Low housing ratio of XX% or less .X+ Years on job. Prior Homeownership Experience (No FC or Short Sale)
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. Residual income greater than $X,XXX. Low housing ratio of XX% or less. X+ Years on job. Prior Homeownership Experience (No FC or Short Sale)
																	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2011826981	3000075071	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2011826981	3000075071	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2011827655	3000074630	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011827655	3000074630	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6)).	Evidence of Appraisal Delivery to the Borrower Not Provided.		Evidence of Appraisal Delivery to the Borrower Provided.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Evidence of Appraisal Delivery to the Borrower Provided.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011827655	3000074630	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within 3 Days (12 CFR 1026.35(c)(5)).	The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was not provided within X days of application date of XX/XX/XXXX.		The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was provided within X days of application date of XX/XX/XXXX.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was provided within X days of application date of XX/XX/XXXX.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011827661	3000074524	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011827661	3000074524	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Unresolved derogatory credit
Borrower has unresolved derogatory credit.  Collection opened XX/XX with XXXXXXX, original creditor XX XXXX XXXXX in the amount of $XX,XXX was not cleared.  Guidelines require this to have been resolved prior to close of escrow.  With the addition of $XXX.XX per month in liability expense for XXXXXXXX XXXXXX open collection. ratios exceed XX%.
														Borrower has no unresolved derogatory credit.	Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.	Borrower has no unresolved derogatory credit.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011827661	3000074524	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XX.XX% exceeds guideline maximum of XX.XX%. With the additional X% in monthly payment for XXXXXXX XXXXXX, DTI exceeds XX%.		Documentation provided to support Qualifying DTI below XX.XX.	Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.	Documentation provided to support Qualifying DTI below XX.XX.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011827661	3000074524	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Current mortgage on departure residence is a XXXXX. No documentation provided to verify monthly amount of taxes and insurance. Additional condtions may apply.		Housing delinquency meets guidelines.	Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.	Housing delinquency meets guidelines.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011827749	3000074546	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2011827749	3000074546	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2011827749	3000074546	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Property is zoned rural.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for properpty being zoned rural.    Compensating factors:  "Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

X+ Years on job.

Prior Homeownership Experience (No FC or Short Sale)";
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for properpty being zoned rural.    Compensating factors:  "Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

X+ Years on job.

Prior Homeownership Experience (No FC or Short Sale)"&#xXD;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
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2011828054	3000075470	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2011828054	3000075470	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within 3 Days (12 CFR 1026.35(c)(5)).	The Right to Receive Appraisal Disclosure provided to the borrower on X/XX/XXXX was not provided within X days of application date of XX/XX/XXXX.		The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was provided within X days of application date of XX/XX/XXXX.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was provided within X days of application date of XX/XX/XXXX.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011828054	3000075470	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than 10% Test
Mortgage recording fee increased from $XX.XX to $XX.XX, which exceeds the XX% threshold.; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) exceed the comparable charges ($XX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) do not exceed the comparable charges ($XX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) do not exceed the comparable charges ($XX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).
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2011828075	3000076435	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Revised Loan Estimate Delivery Date and Changed Circumstances Date Test
This loan failed the revised loan estimate delivery date and changed circumstances date test. ( XX CFR §XXXX.XX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX , and XX CFR §XXXX.XX(e)(X)(i) )The revised loan estimate delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(i) (revised loan estimate disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on XXX (XX/XX/XXXX)As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XX% tolerance categories under §XXXX.XX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXXX.XX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXXX.XX(e)(X)(iv)(D). The revised version of the disclosures required under §XXXX.XX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXXX.XX(f)(X), lender credits, and any other interest rate dependent charges and terms.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2011828075	3000076435	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Final XXXX shows borrower has lived at home for X years but credit report shows the home was purchased X/XX.		Housing delinquency meets guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Housing delinquency meets guidelines.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	a	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011828394	3000075314	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2011828394	3000075314	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2011828402	3000074332	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2011828402	3000074332	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2011829392	3000075625	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2011829392	3000075625	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Property is zoned rural.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for property zoned rural.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

X+ Years on job

.  Prior Homeownership Experience (No FC or Short Sale)";
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for property zoned rural.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

X+ Years on job

.  Prior Homeownership Experience (No FC or Short Sale)"&#xXD;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
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2011829392	3000075625	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	Original PI Payment on Note matches Final CD From Hard Coded form in template: 'Closing Disclosure' at X/X/XXXX, 'Closing Disclosure' at X/XX/XXXX		Original PI Payment on Note matches Final CD; Original PI Payment on Note matches Final CD; From Hard Coded form in template:; 'Closing Disclosure' at X/XX/XXXX
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Original PI Payment on Note matches Final CD; Original PI Payment on Note matches Final CD&#xXD; From Hard Coded form in template:&#xXD; 'Closing Disclosure' at X/XX/XXXX	C	B	C	A	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2011829548	3000074349	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage is sufficient. Coverage C-Replacement Cost is included on the Insurance Policy (pg. XX); Hazard insurance coverage of XXXXXX.XX is not sufficent. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.

Hazard insurance coverage is sufficient.; Hazard insurance coverage of XXXXXX.XX is not sufficent. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
															Borrower has stable job time - Borrower has X.XX years at job.
Hazard insurance coverage is sufficient.; Hazard insurance coverage of XXXXXX.XX is not sufficent. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
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2011829548	3000074349	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within 3 Days (12 CFR 1026.35(c)(5)).	The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was not provided within X days of application date of XX/X/XXXX.
The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was provided within X days of application date of XX/XX/XXXX.; The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was not provided within X days of application date of XX/XX/XXXX.; X/XX/XXXX:  Disclosure located in original file.
															Borrower has stable job time - Borrower has X.XX years at job.
The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was provided within X days of application date of XX/XX/XXXX.; The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was not provided within X days of application date of XX/XX/XXXX.; X/XX/XXXX:  Disclosure located in original file.
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2011830219	3000074808	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2011830219	3000074808	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2011830240	3000076116	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Property	Appraisal guideline violation	Borrower's primary residence does not appear to be superior to the subject property that is backing business purpose loan
UW exception provided based on compensating factors: LTV XX% Below Guideline LTV, Low housing ratio of XX% or less, X+ Years on job, Borrower's own funds used for Down Payment & closing (No Gifts or DPA), Prior Homeownership Experience (No FC or Short Sale)

Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. LTV XX% Below Guideline LTV. Low housing ratio of XX% or less. X+ Years on job. Borrower's own funds used for Down Payment & closing (No Gifts or DPA) Prior Homeownership Experience (No FC or Short Sale)
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2011830240	3000076116	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2011830240	3000076116	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2011830822	2000147398	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011830822	2000147398	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The exception 'No Credit Findings' is cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011831077	2000137639	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011831077	2000137639	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011831504	3000075054	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6)).	Evidence of Appraisal Delivery to the Borrower Not Provided.		Evidence of Appraisal Delivery to the Borrower Provided.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.
																Evidence of Appraisal Delivery to the Borrower Provided.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011831504	3000075054	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within 3 Days (12 CFR 1026.35(c)(5)).	The Right to Receive Appraisal Disclosure provided to the borrower on X/XX/XXXX was not provided within X days of application date of XX/XX/XXXX.		The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was provided within X days of application date of XX/XX/XXXX.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.
																The Right to Receive Appraisal Disclosure provided to the borrower on XX/XX/XXXX was provided within X days of application date of XX/XX/XXXX.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011831568	3000074475	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011831608	3000075256	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TRID Initial Closing Disclosure Date and Funding Date Validation Test
This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields.
														This compliance test 'TRID Initial Closing Disclosure Date and Funding Date Validation Test' is no longer tested
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																This compliance test 'TRID Initial Closing Disclosure Date and Funding Date Validation Test' is no longer tested	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011831741	3000075195	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2011831741	3000075195	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011831804	3000074757	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.		C	B	A	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2011831804	3000074757	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX% is greater than the maximum allowable guideline LTV of XX.XX% based on a loan amount of $XXX,XXX.XX and value used for LTV of $XXX,XXX.XX.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception provided for LTV/CLTV over XX% at XX.XX%.  Compensating factors:  X+ years on job, Borrower's own funds used for down payment and closing costs.  Prior homeowner experience.  (No FC or short sale); Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
															Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception provided for LTV/CLTV over XX% at XX.XX%.  Compensating factors:  X+ years on job, Borrower's own funds used for down payment and closing costs.  Prior homeowner experience.  (No FC or short sale); Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
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2011831998	2000137927	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2011831998	2000137927	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011832279	3000077604	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011832279	3000077604	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011833203	3000074656	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The exception 'No Credit Findings' is cleared.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011833411	3000075366	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011833411	3000075366	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011833727	3000075524	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXXXX.XX is less than the minimum required loan amount of XXXXXX.XX.
Change severity of 'Loan amount is less than the minimum required loan amount' from Material to Non-Material.; Approved exception for loan amount blow the required minimum of $XXX,XXX at $XXX,XXX.   Compensating factors:  Low housing ratio of XX% or less, X+ years on job, Prior homeowner experience.  (No FCL or Short Sale).  DSCR on subject over X.XX%, Category B-conservative or minimal use of revolving credit debt.  UW Manager approved.  ; Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Loan amount is less than the minimum required loan amount' from Material to Non-Material.; Approved exception for loan amount blow the required minimum of $XXX,XXX at $XXX,XXX.   Compensating factors:  Low housing ratio of XX% or less, X+ years on job, Prior homeowner experience.  (No FCL or Short Sale).  DSCR on subject over X.XX%, Category B-conservative or minimal use of revolving credit debt.  UW Manager approved.  ; Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2011833763	3000075588	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2011833790	3000075512	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Loan amount is less than the minimum required loan amount	Loan amount of XXXXX.XX is less than the minimum required loan amount of XXXXXX.XX.	UW exception provided based on compensating factors: ''Low housing ratio of XX% or less X+ Years on job Prior Homeownership Experience (No FC or Short Sale)
Change severity of 'Loan amount is less than the minimum required loan amount' from Material to Non-Material.; Approved exception for loan amount below $XXX,XXX minimum at $XX,XXX.  Compensating factors: Category A, DSCR over X.XX, Category B- minimal use of revolving credit.  ; Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.

Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

Change severity of 'Loan amount is less than the minimum required loan amount' from Material to Non-Material.; Approved exception for loan amount below $XXX,XXX minimum at $XX,XXX.  Compensating factors: Category A, DSCR over X.XX, Category B- minimal use of revolving credit.  ; Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2011833961	3000075213	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Qualified Mortgage Balloon Payment Loan
Loan does not have a balloon payment; Balloon Payment Loan ( XX CFR §XXXX.XX(e)(X)(i)(C) )This loan has a balloon payment.A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not result in a balloon payment.

Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	C	A	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2011833961	3000075213	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	Exception requested and granted for superior subject property compared to Primary. ; The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	A	A	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2011833961	3000075213	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Superior subject property compared to Primary Residence.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved excpetion for superior subject quality compared to priamry residence.  Compensating factors: "Substantial Cash Reserves,

Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale)";
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved excpetion for superior subject quality compared to priamry residence.  Compensating factors: "Substantial Cash Reserves,

Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale)"&#xXD;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
																	C	B	C	B	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2012834794	3000076014	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX.		Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012834794	3000076014	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX.		Original LTV of XX.XX adheres to the guideline maximum LTV of XX.XX.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Original LTV of XX.XX adheres to the guideline maximum LTV of XX.XX.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012834794	3000076014	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within 3 Days (12 CFR 1026.35(c)(5)).
The Right to Receive Appraisal Disclosure provided to the borrower on ___ was provided within X days of application date of XX/X/XXXX.; The Right to Receive Appraisal Disclosure provided to the borrower on X/XX/XXXX was not provided within X days of application date of XX/X/XXXX.; The Right to Receive Appraisal Disclosure provided to the borrower on X/XX/XXXX was not provided within X days of application date of XX/X/XXXX.
														The Right to Receive Appraisal Disclosure provided to the borrower on XX/X/XXXX was provided within X days of application date of XX/X/XXXX.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																The Right to Receive Appraisal Disclosure provided to the borrower on XX/X/XXXX was provided within X days of application date of XX/X/XXXX.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012835153	3000076404	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines as it was verified through a credit supplement		UW Exception provided due to compensating factors: Residual income greater than $X,XXX; Low housing ratio of XX% or less; X+ Years on job; Prior Homeownership Experience (No FC or Short Sale)
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. Residual income greater than $X,XXX; Low housing ratio of XX% or less; X+ Years on job; Prior Homeownership Experience (No FC or Short Sale)
																	D	B	C	B	D	B	D	B	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2012835153	3000076404	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Property exceeds max acreage of XX acres		UW Exception provided due to compensating factors: Residual income greater than $X,XXX; Low housing ratio of XX% or less; X+ Years on job; Prior Homeownership Experience (No FC or Short Sale)
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																	D	B	C	B	D	B	D	B	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2012835153	3000076404	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Transmittal Summary is Missing	The transmittal summary is Missing		The transmittal summary is Present
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																The transmittal summary is Present	D	B	D	A	D	B	D	B	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2012835153	3000076404	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																Third Party Valuation Product Provided	D	B	D	A	D	B	D	B	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
2012835465	3000075837	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2012835465	3000075837	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2012835465	3000075837	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Property is rural.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for rural property.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

X+ Years on job.;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for rural property.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

X+ Years on job.&#xXD;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
																	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2012836113	3000075804	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012836113	3000075804	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012836541	3000075833	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012836541	3000075833	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Appraisal guideline violation
Appraisal guideline violation:  Properties are considered rural if the appraiser indicates the subject location as rural in the neighborhood section of the appraisal report.  The XXXX reflects "Rural property exception per corporate uw".  There are not any exceptions noted on the Loan Approval.
														Appraisal guideline violation is now acceptable.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Appraisal guideline violation is now acceptable.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012836692	3000075352	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012836692	3000075352	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012836810	3000076140	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012836810	3000076140	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837275	3000074982	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Taxpayer First Act Disclosure is Not Executed	Taxpayer First Act Disclosure is not executed. XX/XX/XX, The entire file was provided to satisfy the missing document. UTL the document. Please provide only the executed missing document.		Taxpayer First Act Disclosure is now executed.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																Taxpayer First Act Disclosure is now executed.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837297	3000075364	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837297	3000075364	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837441	3000075196	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837441	3000075196	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837458	3000074820	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837458	3000074820	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837631	3000075517	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837631	3000075517	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower 2 Income Verification is less than 12 months	Borrower X Income Verification of X.XX is less than XX months.		Borrower X Income Verification of XX.XX is greater than XX months.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																Borrower X Income Verification of XX.XX is greater than XX months.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837631	3000075517	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification is less than 12 months	Borrower Income Verification of X.XX is less than XX months.		Income Verification of XX.XX is greater than XX months.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																Income Verification of XX.XX is greater than XX months.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837686	3000075523	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837686	3000075523	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower 2 Income Verification is less than 12 months	Loan is underwritten as DSCR.; Borrower X Income Verification of X.XX is less than XX months.		Borrower X Income Verification of XX.XX is greater than XX months.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																Borrower X Income Verification of XX.XX is greater than XX months.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837686	3000075523	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification is less than 12 months	Loan is underwritten as DSCR.; Borrower Income Verification of X.XX is less than XX months.		Income Verification of XX.XX is greater than XX months.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																Income Verification of XX.XX is greater than XX months.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837817	3000075590	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837817	3000075590	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Written List of Service Providers Disclosure Date Test
This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.XX(e)(X)(e)(X)(iii) §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).; The Service Provider List was provided to Borrower on XX/XX/XX.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	B	A		A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012837817	3000075590	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012838303	3000075984	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	CT NPHLA Average Prime Offer Rate APR Threshold
This loan exceeded the average prime offer rate APR threshold. ( CT SB XXX, §X(a)(X)(F)(ii) )The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	D	A		A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012838303	3000075984	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Nonprime Home Loan (Oct. 1 2009 and after)
Nonprime Home Loan (CT ST §XXa-XXX(a)(X))The loan is a nonprime home loan, as defined in the legislation, due to all of the following findings:The loan meets or exceeds the average prime offer rate APR threshold;The proceeds of the loan are to be used primarily for personal family or household purposes;The loan is secured by a mortgage upon an interest in one-to-four family residential property;The property is intended to be used or occupied by the borrower as a principal residence; andThe loan amount is less than or equal to $XXX,XXX.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	D	A		A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012838303	3000075984	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Initial Loan Application is Missing	Missing Copy of Initial Loan Application		Received copy of initial loan application
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Received copy of initial loan application	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012839118	3000075724	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012839118	3000075724	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012839118	3000075724	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Homeownership Counseling Disclosure is Partial						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012839118	3000075724	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Minimum Trade Line Requirement Not Met						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012841280	3000075506	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012841280	3000075506	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012841670	3000076552	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012841670	3000076552	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012841989	3000075598	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has X.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012841989	3000075598	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has stable job time - Borrower has X.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012842098	3000076274	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2012842098	3000076274	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

X/XX/XXXX:  Cleared on X/X/XXXX.; This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) do not exceed the comparable charges ($XX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

X/XX/XXXX:  Cleared on X/X/XXXX.; This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) do not exceed the comparable charges ($XX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).
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2012842192	3000075683	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2012842192	3000075683	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The exception 'No Credit Findings' is cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2012842844	3000075637	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2012842844	3000075637	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Insufficient cash to close.	Cash to close in the amount of $XXX,XXX.XX is greater than the available asset amount of $X.XX. No documentaion provided for the transfer of funds from closings to subject closing.
Sufficient cash to close is documented.; X/XX/XXXX: HUDX statements received for prior properties sold. The property at XXX was the family home that was sold and proceeds were split between our Borrower and his sister. LOE from Borrower and Account Manager explaining proceed distribution. Borrower received $XX,XXX.XX.; Cash to close in the amount of XXXXXX.XX is greater than the available asset amount of XXXXXX.XX.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Sufficient cash to close is documented.; X/XX/XXXX: XXXX statements received for prior properties sold. The property at XXX XXXXXXXX, XX, XX was the family home that was sold and proceeds were split between our Borrower and his sister. LOE from Borrower and Account Manager explaining proceed distribution. Borrower received $XX,XXX.XX.; Cash to close in the amount of XXXXXX.XX is greater than the available asset amount of XXXXXX.XX.
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2012842844	3000075637	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Liquid Reserves are less than Guidelines Required
The liquid reserves of -XXX.XX months or $-XX,XXXX.XX, are less than the Guidelines minimum required of X.XX or $X,XXX.XX.  Business assets not used for reserves due to no CPA letter or other acceptable means of determining if business assets could be utilized.

The liquid reserves of XXX.XX months or $XXXXXX.XX, is greater than or equal to the Guidelines minimum required of X.XX or $XXXX.XX.; X/XX/XXXX: HUDX statements received for prior properties sold. The property at XXX was the family home that was sold and proceeds were split between our Borrower and his sister. LOE from Borrower and Account Manager explaining proceed distribution.; The liquid reserves of -XX.XX months or $-XXXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXX.XX.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

The liquid reserves of XXX.XX months or $XXXXXX.XX, is greater than or equal to the Guidelines minimum required of X.XX or $XXXX.XX.; X/XX/XXXX: XXXX statements received for prior properties sold. The property at XXX XXXXX XXXXXX, XXXX,XX was the family home that was sold and proceeds were split between our Borrower and his sister. LOE from Borrower and Account Manager explaining proceed distribution.; The liquid reserves of -XX.XX months or $-XXXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXX.XX.
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2012842844	3000075637	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of X/X/XXXX is after the note date of X/X/XXXX.		Trailing docs show loan disbursed XX/XX/XX.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Trailing docs show loan disbursed XX/XX/XX.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012842901	3000077150	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2012842901	3000077150	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2012843009	3000076314	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2012843948	3000075852	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Interest Rate Test	This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.		X/XX/XXXX: The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																X/XX/XXXX: The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012843948	3000075852	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Residual income does not meet guidelines.	Residual income of $X,XXX.XX does not meet minimum guidelines. XX/XX/XX; Borrower monthly inocme is $X,XXX.XX minus PITI of $X,XXX.XX equals $X,XXX.XX, not $X,XXX.XX. Residual income is $X.XXX.XX.
Residual income meets guidelines.; X/XX/XXXX: The client's final XXXX shows proposed PITI of $XXXX.XX and the XXXX reflects PITI of $XXXX.XX.  The difference in the two figures is found in property taxes and HOA.  ;
Our PITI calculation is $XXXX.XX minus income of $XXXX.XX = $X,XXX.XX which does not meet residual guidelines of $X,XXX.XX.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Residual income meets guidelines.; X/XX/XXXX: The client's final XXXX shows proposed PITI of $XXXX.XX and the XXXX reflects PITI of $XXXX.XX.  The difference in the two figures is found in property taxes and HOA.  &#xXD;
Our PITI calculation is $XXXX.XX minus income of $XXXX.XX = $X,XXX.XX which does not meet residual guidelines of $X,XXX.XX.
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2012843948	3000075852	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of X/XX/XXXX is after the note date of X/XX/XXXX; a		updated hazard provided in trailing docs. ;
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																updated hazard provided in trailing docs. &#xXD;	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844158	3000076284	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
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2012844249	3000076191	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Insufficient cash to close.
Cash to close in the amount of XXXXXXX.XX is greater than the available asset amount of XXXXXX.XX.  Acct XXXX provided on XXXX; but cannot verify the assest within the account since documentation not provided.

Sufficient cash to close is documented.; Change severity of 'Insufficient cash to close.' from Material to Non-Material.; Final Closing Disclsoure shows sale of property (XXX) reflecting proceeds in the amount of $X,XXX,XXX.XX. ; Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Sufficient cash to close is documented.; Change severity of 'Insufficient cash to close.' from Material to Non-Material.; Final Closing Disclsoure shows sale of property (XXX Saint George Rd) reflecting proceeds in the amount of $X,XXX,XXX.XX. ; Change status of 'Insufficient cash to close.' from Active to Acknowledged by Client.
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2012844249	3000076191	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX.XX months or $-XXXXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXXX.XX.
The liquid reserves of XX.XX months or $XXXXXX.XX, is greater than or equal to the Guidelines minimum required of X.XX or $XXXXX.XX.; Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Final Closing Disclsoure shows sale of property (XXX) reflecting proceeds in the amount of $X,XXX,XXX.XX. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

The liquid reserves of XX.XX months or $XXXXXX.XX, is greater than or equal to the Guidelines minimum required of X.XX or $XXXXX.XX.; Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Final Closing Disclsoure shows sale of property (XXX XXXXX XXXXXX XX) reflecting proceeds in the amount of $X,XXX,XXX.XX. ; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.
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2012844249	3000076191	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
														This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2012844249	3000076191	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test
This loan passed the homeownership counseling organizations disclosure date test. ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.; This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on New Year's Day (XX/XX/XXXX)As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.

This loan passed the homeownership counseling organizations disclosure date test. ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on New Year's Day (XX/XX/XXXX)As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.; This loan passed the homeownership counseling organizations disclosure date test. ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.; This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on New Year's Day (XX/XX/XXXX)As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the homeownership counseling organizations disclosure date test. ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on New Year's Day (XX/XX/XXXX)As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.; This loan passed the homeownership counseling organizations disclosure date test. ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is within three business days of the loan originator's application date, and the homeownership counseling organizations disclosure date is on or before the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.; This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on New Year's Day (XX/XX/XXXX)As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations.
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2012844249	3000076191	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on New Year's Day (XX/XX/XXXX)As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.

This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on New Year's Day (XX/XX/XXXX)As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on New Year's Day (XX/XX/XXXX)As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on New Year's Day (XX/XX/XXXX)As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on New Year's Day (XX/XX/XXXX)As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
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2012844249	3000076191	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test	Several items outlined on the final Closing Disclosure increased in price but were not disclosed with a proper Change of Circumstance.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Appraisal fee increase of $XXX was disclosed.  ; Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Appraisal fee increase of $XXX was disclosed.  ; Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.
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2012844249	3000076191	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).
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2012844249	3000076191	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
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2012844249	3000076191	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Written List of Service Providers Disclosure Date Test
This loan passed the written list of service providers disclosure date test due to the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).; This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.XX(e)(X)(e)(X)(iii) §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).

This loan passed the written list of service providers disclosure date test due to the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).; This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.XX(e)(X)(e)(X)(iii) §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the written list of service providers disclosure date test due to the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).; This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.XX(e)(X)(e)(X)(iii) §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).
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2012844261	3000076512	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test
This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( XX CFR §XXXX.XX(f)(X)(v) )The post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or:The post-consummation revised closing disclosure delivery date is more than XX calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than XX calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
														X/XX/XXXX: Recieved PCCD dated X/XX/XXXX and updated system. XXX X. XXXXXXX, clear exception.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																X/XX/XXXX: Recieved PCCD dated X/XX/XXXX and updated system. XXX X XXXXXXX, clear exception.	D	A	C	A	D	A	A	A	D	A	C	A	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844261	3000076512	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Borrower Credit Report Indicator is Partial
Borrower credit report indicator is Partial.  Missing Credit Bureau scores and original report dated X/X/XXXX.  Located credit report comparison dated X/XX/XXXX page XXX, credit report dated X/XX/XXXX page XXX and credit report dated X/X/XXXX page XXX.  No credit bureau score disclosures were located in the file.  Need the credit scores that coincide with the final score used - XXX.
														Borrower credit report indicator is Present
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Borrower credit report indicator is Present	D	A	D	A	D	A	A	A	D	A	C	A	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844261	3000076512	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6)).	Evidence of Appraisal Delivery to the Borrower Not Provided.		Evidence of Appraisal Delivery to the Borrower Provided.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Evidence of Appraisal Delivery to the Borrower Provided.	D	A	C	A	D	A	A	A	D	A	C	A	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844261	3000076512	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Initial Credit Application is Partial	Initial credit application is Partial, lender did not sign		Initial credit application is Present
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Initial credit application is Present	D	A	D	A	D	A	A	A	D	A	C	A	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844261	3000076512	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Residual income does not meet guidelines.	Residual income of XXXX.XX does not meet minimum guidelines. No residual income documentation located in the file.		Residual income meets guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Residual income meets guidelines.	D	A	C	A	D	A	A	A	D	A	C	A	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844261	3000076512	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.	The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.		The file does contain at least one copy of a Loan Estimate. The file contains a complete copy of at least one Loan Estimate.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The file does contain at least one copy of a Loan Estimate. The file contains a complete copy of at least one Loan Estimate.	D	A	C	A	D	A	A	A	D	A	C	A	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844261	3000076512	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within 3 Days (12 CFR 1026.35(c)(5)).	The Right to Receive Appraisal Disclosure provided to the borrower on X/X/XXXX was not provided within X days of application date of X/X/XXXX.		The Right to Receive Appraisal Disclosure provided to the borrower on X/X/XXXX was provided within X days of application date of X/X/XXXX.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The Right to Receive Appraisal Disclosure provided to the borrower on X/X/XXXX was provided within X days of application date of X/X/XXXX.	D	A	C	A	D	A	A	A	D	A	C	A	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844261	3000076512	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Security Instrument Indicator is Missing	The security instrument indicator is Missing		The security instrument indicator is Present
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The security instrument indicator is Present	D	A	D	A	D	A	A	A	D	A	C	A	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844261	3000076512	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TILA Right of Rescission Test
This loan failed the TILA right of rescission test.Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.

This loan passed the TILA right of rescission test.Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is not before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.; X/XX/XXXX:  Updated disbursement date.  Will re-run ComplianceEase upon receipt of CD dated X/XX/XXXX.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the TILA right of rescission test.Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is not before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.; X/XX/XXXX:  Updated disbursement date.  Will re-run ComplianceEase upon receipt of CD dated X/XX/XXXX.
																	D	A	C	A	D	A	A	A	D	A	C	A	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844261	3000076512	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; X/XX/XXXX:  Received tracking disclosure for CD dated X/XX/XXXX.  Need the CD dated X/XX/XXXX.; Only one CD provided in file dated XX/XX/XX and consummation date of XX/XX/XX.  XX/XX/XX; CD dated XX/XX/XX was received again, this time showing closing date of XX/XX/XX.  It appears an initial CD and Post Closing CD are missing.  ;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; X/XX/XXXX:  Received tracking disclosure for CD dated X/XX/XXXX.  Need the CD dated X/XX/XXXX.; Only one CD provided in file dated XX/XX/XX and consummation date of XX/XX/XX.  XX/XX/XX; CD dated XX/XX/XX was received again, this time showing closing date of XX/XX/XX.  It appears an initial CD and Post Closing CD are missing.  &#xXD;

																	D	A	C	A	D	A	A	A	D	A	C	A	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844261	3000076512	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of X is less than the minimum required guideline FICO of XXX.; Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.
Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of XXX.; Underwriting FICO of X is less than the minimum required guideline FICO of XXX.; Underwriting FICO of ___ is greater than or equql to the minimum required guideline FICO of XXX.; Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of XXX.; Underwriting FICO of X is less than the minimum required guideline FICO of XXX.; Underwriting FICO of ___ is greater than or equql to the minimum required guideline FICO of XXX.; Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.
																	D	A	C	A	D	A	A	A	D	A	C	A	A	C	D	D	A	D	C	C	A	C	D	D	A	D	D	D	A	D	A	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844292	2000140923	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Appraisal date is greater than 120 days from Origination date.
Appraisal dated XX/XX/XX was determined still valid.  An update to the Appraisal was completed on X/X/XX; no change in property value. ; Appraisal dated XX/XX/XXXX is greater than XXX days from Note date of X/XX/XXXX.

Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844292	2000140923	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844365	3000076319	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2012844365	3000076319	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Late payments on timeshares with XXXXXXX XXX XXXX
Change severity of 'Borrower Liabilities Verification Indicator is Partial' from Material to Non-Material.; Client provided guideline exception allowing for excluding late payments on timeshare with XXXXXXX XXX XXXX- Borrower was unable to rent due to pandemic and late payments exceed XxXX  based on  Borrower owns real estate company;  DSCR is X.X and X REO with only this property financed by XXX.  Compensating factors: "Low housing ratio of XX% or less

X+ Years on job

Prior Homeownership Experience (No FC or Short Sale)";
; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Borrower Liabilities Verification Indicator is Partial' from Material to Non-Material.; Client provided guideline exception allowing for excluding late payments on timeshare with XXXXXXX XXX XXXX- Borrower was unable to rent due to pandemic and late payments exceed XxXX  based on  Borrower owns real estate company;  DSCR is X.X and X REO with only this property financed by CMS.  Compensating factors: "Low housing ratio of XX% or less

X+ Years on job

Prior Homeownership Experience (No FC or Short Sale)"&#xXD;
; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client.
																	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2012844455	3000076479	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2012844455	3000076479	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101845173	3000075995	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101845173	3000075995	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101845290	3000075840	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101845290	3000075840	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Property is located in a FEMA disaster area
FEMA declared Ellis county in a disaster area (Severe Storm) on XX/XX/XX, with a release date of XX/XX/XX.  ADisaster Area Inspection Appraisal dated X/X/XX is available in the file (pg. XXX) and shows no damage.  Exception is for informational purposes only.
														Post disaster inspection confirms no property damage
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Post disaster inspection confirms no property damage	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101845290	3000075840	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Valuation Product not Provided.	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Third Party Valuation Product Provided	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101845290	3000075840	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101845445	3000076814	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable
Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX.  Increase on LTV to XX% was approved (pg. XX)  Compensating factors:  Substantial cash reserves, residual income greater thatn $XXXX, Low housing ratio of XX% or less, X+ years on job.  ; Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.

 Increase on LTV to XX% was approved (pg. XX)  Compensating factors:  Substantial cash reserves, residual income greater thatn $XXXX, Low housing ratio of XX% or less, X+ years on job.  ; Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2101845445	3000076814	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable
Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX.  Increase on LTV to XX% was approved (pg. XX)

 Increase on CLTV to XX% was approved (pg. XX)  Compensating factors:  Substantial cash reserves, residual income greater thatn $XXXX, Low housing ratio of XX% or less, X+ years on job.  ; Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2101845445	3000076814	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Compensating factors: Substantial cash reserves, residual income greater thatn $XXXX, Low housing ratio of XX% or less, X+ years on job.	UW exception provided based on Compensating factors: Substantial cash reserves, residual income greater thatn $XXXX, Low housing ratio of XX% or less, X+ years on job.	Change severity of 'Overdraft/NSF Count Exceeds Tolerance' from Material to Non-Material.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Change severity of 'Overdraft/NSF Count Exceeds Tolerance' from Material to Non-Material.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2101846057	3000075893	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Not Provided.
Evidence of Rate Lock Provided; Change severity of 'Evidence of Rate Lock Not Provided' from Material to Non-Material.; X/XX/XXXX:  Received COC showing rate lock with effective date of X/XX/XXXX.  CD issued on X/XX/XXXX.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Evidence of Rate Lock Provided; Change severity of 'Evidence of Rate Lock Not Provided' from Material to Non-Material.; X/XX/XXXX:  Received COC showing rate lock with effective date of X/XX/XXXX.  CD issued on X/XX/XXXX.
																	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101846057	3000075893	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Date the Rate Was Set Validation Test
This loan failed the date the rate was set validation test. ( XX CFR §XXX.XX(a)(X) as enacted in XXXX  and amended in  XXXX )This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding.
														This compliance test 'Higher-Priced Mortgage Loan Date the Rate Was Set Validation Test' is no longer tested
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																This compliance test 'Higher-Priced Mortgage Loan Date the Rate Was Set Validation Test' is no longer tested	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101846057	3000075893	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	High-Cost Mortgage Date the Rate Was Set Validation Test	This loan failed the date the rate was set validation test. ( XX CFR §XXXX.XX(X)(i)(A), (C) )This loan did not provide the date the rate was set, which is required for the High-Cost Mortgage Finding.		This compliance test 'High-Cost Mortgage Date the Rate Was Set Validation Test' is no longer tested
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																This compliance test 'High-Cost Mortgage Date the Rate Was Set Validation Test' is no longer tested	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101846057	3000075893	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
																	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101846057	3000075893	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
																	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101846084	3000075664	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2101846084	3000075664	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX% is greater than the maximum allowable guideline LTV of XX.XX% based on a loan amount of $XXX,XXX.XX and value used for LTV of $XXX,XXX.XX.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Non-Material to Material.; Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for X% LTV/CLTV exception from XX% to XX%.  Category A.  residual. Category B- housing ratio less than XX%. UW Manager approved.  Compensating factors:  Residual income greater than $X,XXX, low housing ratio of XX% or less.  Borrower's own funds used for down payment and closing.  (No gifts or DPA)  Prior homeownership experience ( No FC or Short Sale); Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Non-Material to Material.; Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for X% LTV/CLTV exception from XX% to XX%.  Category A.  residual. Category B- housing ratio less than XX%. UW Manager approved.  Compensating factors:  Residual income greater than $X,XXX, low housing ratio of XX% or less.  Borrower's own funds used for down payment and closing.  (No gifts or DPA)  Prior homeownership experience ( No FC or Short Sale); Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2101846274	3000076054	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101846274	3000076054	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101846514	2000139265	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101846514	2000139265	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Title Issues Present	The following issues were noted: Notice of Federal Tax lien on page XXX		Title Policy provided in trailing docs shows no tax lien.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Title Policy provided in trailing docs shows no tax lien.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101846734	3000076786	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Prior Homeownership Experience (No FC or Short Sale)
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101846734	3000076786	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
The Lender Credit of $XXX.XX decreased to $XXX.XX leaving a variance of $XX.XX.; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
																	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101847176	3000076023	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101847176	3000076023	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101847372	3000076461	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Housing history does not meet guidelines	'Housing history does not meet guidelines. Rental payment verification to private party was not verified through canceled checks or bank statements.
Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Approved exception forr: Housing history does not meet guidelines.  Rental payment verification to private party was not verified through canceled checks or bank statements.  Compensating factors:  ;
Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

X+ Years on job.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).;
; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Approved exception forr: Housing history does not meet guidelines.  Rental payment verification to private party was not verified through canceled checks or bank statements.  Compensating factors:  &#xXD;
Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

X+ Years on job.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).&#xXD;
; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2101847372	3000076461	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
																	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2101847462	3000077560	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101847462	3000077560	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101847468	3000076443	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101847626	2000143453	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101847626	2000143453	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of X/XX/XXXX is after the note date of X/XX/XXXX		Received update Hazard Insurance. Exception cleared.; X/XX/XXXX: Received updated Hazard Insurance. Exception Cleared.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Received update Hazard Insurance. Exception cleared.; X/XX/XXXX: Received updated Hazard Insurance. Exception Cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101847914	3000075891	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Affiliated Business Disclosure is Partial	Located the document in the file, but it was not executed by the Borrower.; The affiliate business disclosure is Partial.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2101847914	3000075891	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX% is greater than the maximum allowable guideline LTV of XX.XX% based on a loan amount of $XXX,XXX.XX and value used for LTV of $XXX,XXX.XX.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV X% exception to XX%.  Category A -residual, Category B is housing ratio below XX%.  Borrower currently rents.  VOR is a condition of the loan.  Borrower is a pilot for XXX since XXXX.  a X yr base income average has been used for qualifying.  Purchase price ahs been used for value/LTV.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV X% exception to XX%.  Category A -residual, Category B is housing ratio below XX%.  Borrower currently rents.  VOR is a condition of the loan.  Borrower is a pilot for Jet Blue since XXXX.  a X yr base income average has been used for qualifying.  Purchase price ahs been used for value/LTV.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2101847926	3000077329	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	QCInProgress	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101847926	3000077329	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	QCInProgress	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101848026	3000077178	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101848026	3000077178	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
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2101848780	3000076251	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test	The Document Preperation Fees which were increased on the final CD; were not disclosed previously with a valid Certificate of Circumstance.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2101849422	3000076654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.		The loan is in compliance with all applicable laws and regulations.;
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The loan is in compliance with all applicable laws and regulations.&#xXD;	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101849422	3000076654	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The exception 'No Credit Findings' is cleared.		The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The loan meets all applicable credit guidelines.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101849545	3000076150	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test
This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXX.XX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXX.XX(f)(X)(i) no later than three business days before consummation.
														X/XX/XXXX: The revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																X/XX/XXXX: The revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101849545	3000076150	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX.		Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101849545	3000076150	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX.		Original LTV of XX.XX adheres to the guideline maximum LTV of XX.XX.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Original LTV of XX.XX adheres to the guideline maximum LTV of XX.XX.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101849545	3000076150	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	Original PI Payment on Note matches Final CD; Original PI Payment on Note matches Final CD From Hard Coded form in template: 'Closing Disclosure' at X/XX/XXXX		Original PI Payment on Note matches Final CD
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Original PI Payment on Note matches Final CD	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101849868	3000078041	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2101849868	3000078041	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Only XXXXXXX XXXXXX statement provided. Guidelines require X motnsh statements.
XX/XX/XXXX:  Client indicated in rebuttal that XXXXXX assets not used even though these assets are listed on the final XXXX/XXXX.  Exception cleared.; XX/XX/XXXX:  Asset Documents are Incomplete:  Only January XXXXXX statement provided.  Guidelines require X months statements.  Need Webull Financial LLC statement for account ending XX-XX reflecting balance of $XXXX.XX.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

XX/XX/XXXX:  Client indicated in rebuttal that XXXXXX assets not used even though these assets are listed on the final XXXX/XXXX.  Exception cleared.; XX/XX/XXXX:  Asset Documents are Incomplete:  Only January Webull statement provided.  Guidelines require X months statements.  Need Webull Financial LLC statement for account ending XX-XX reflecting balance of $XXXX.XX.
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2101849868	3000078041	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval.  No documentation provided to show $X,XXX  Ford payment paid by business.  Property tax bill for XXXXXXXX is $X,XXX.XX vs $X,XXX.XX used by lender.

Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Approved exception:  Income was documented based on two different bank accounts.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less

.  X+ Years on job

.  Prior Homeownership Experience (No FC or Short Sale).;
;
; Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; The borrower income verification does not match approval:  Income was documented based on two different bank accounts.;
; The borrower income verification does match approval.  XX/XX/XXXX:  Received proof of Ford payments made by business and XXXX tax statement in trailing docs.  Exception cleared.; XX/XX/XXXX:  Received proof of Ford payments made by business and XXXX tax statement in trailing docs.  Exception cleared.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Approved exception:  Income was documented based on two different bank accounts.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less

.  X+ Years on job

.  Prior Homeownership Experience (No FC or Short Sale).&#xXD;
&#xXD;
; Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.; The borrower income verification does not match approval:  Income was documented based on two different bank accounts.&#xXD;
; The borrower income verification does match approval.  XX/XX/XXXX:  Received proof of Ford payments made by business and XXXX tax statement in trailing docs.  Exception cleared.; XX/XX/XXXX:  Received proof of Ford payments made by business and XXXX tax statement in trailing docs.  Exception cleared.
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2101850011	3000077509	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2101850011	3000077509	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Appraisal date is greater than 120 days from Origination date.	Appraisal more than XXX days with no update provided.; Appraisal dated XX/XX/XXXX is greater than XXX days from Note date of X/XX/XXXX.		X/XX/XXXX Appraisal date is within XXX days of Note date. Exception cleared.; Appraisal date is within XXX days of Note date.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																X/XX/XXXX Appraisal date is within XXX days of Note date. Exception cleared.; Appraisal date is within XXX days of Note date.	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2101850011	3000077509	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Property is rural.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for property being rural.  Compensating factors:  Prior Homeownership Experience (No FC or Short Sale);
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for property being rural.  Compensating factors:  Prior Homeownership Experience (No FC or Short Sale)&#xXD;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
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2101850176	3000076039	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Per the guidelines, the Max LTV for a second home is XX.XX. Per Loan Approval form (pg. XXX); the increase was approved to XX.XX.
UW exception provided based on compensating factors: 'Substantial Cash Reserves

Residual income greater than $X,XXX

Low housing ratio of XX% or less

X+ Years on job

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2101850249	3000077484	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Appraisal date is greater than 120 days from Origination date.	Appraisal dated XX/X/XXXX is greater than XXX days from Note date of X/XX/XXXX.		Appraisal date is within XXX days of Note date. Correction.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Appraisal date is within XXX days of Note date. Correction.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101850249	3000077484	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
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2101850249	3000077484	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
																	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101851351	3000077354	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101851351	3000077354	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within 3 Days (12 CFR 1026.35(c)(5)).	The Right to Receive Appraisal Disclosure provided to the borrower on X/XX/XXXX was not provided within X days of application date of X/XX/XXXX.		The Right to Receive Appraisal Disclosure provided to the borrower on X/XX/XXXX was provided within X days of application date of X/XX/XXXX.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The Right to Receive Appraisal Disclosure provided to the borrower on X/XX/XXXX was provided within X days of application date of X/XX/XXXX.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101852035	3000076119	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101852148	3000077097	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Prohibited Fees Test
This loan failed the  prohibited fees test. (N.J.S.A. §XX:XXC-XX, N.J.A.C. §§X:X-XX.X)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points
															Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.		D	A	B	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101852148	3000077097	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	ARM Disclosure is Partial	The ARM disclosure is Partial. Correction.		X/XX/XXXX: Received copy of ARM disclosure, but not executed by Borrower. Need executed copy.; The ARM disclosure is Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.	X/XX/XXXX: Received copy of ARM disclosure, but not executed by Borrower. Need executed copy.; The ARM disclosure is Present	D	A	D	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101852148	3000077097	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.		D	A	A	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101852148	3000077097	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	ARM Disclosure is Missing	The ARM disclosure is Missing		The ARM disclosure received; X/XX/XXXX: Received document. Exception cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.	The ARM disclosure received; X/XX/XXXX: Received document. Exception cleared.	D	A	D	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101852483	3000076271	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	D	A	A	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101852483	3000076271	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Right to Cancel is Missing	The right to cancel is Missing		The right to cancel is Not Applicable
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The right to cancel is Not Applicable	D	A	D	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101852707	2000139183	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101852707	2000139183	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101852820	3000076655	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101852820	3000076655	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The exception 'No Credit Findings' is cleared.		The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX.
																The loan meets all applicable credit guidelines.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101853144	3000077377	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101853144	3000077377	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage of XXXXXX.XX is not sufficent. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
														Hazard insurance coverage is sufficient. Received updated policy.; X/XX/XXXX: Received updated policy. Exception cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																Hazard insurance coverage is sufficient. Received updated policy.; X/XX/XXXX: Received updated policy. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101853173	3000076641	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Multiple people on bank statements and not all borrowers on the loan
Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Approved exception for: Multiple people on bank statements and not all borrowers on the loan;
Compensating factors:  X+ Years on job.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Approved exception for: Multiple people on bank statements and not all borrowers on the loan&#xXD;
Compensating factors:  X+ Years on job.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2101853173	3000076641	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
																	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2101853311	3000076795	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101853311	3000076795	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101854074	3000077247	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101854074	3000077247	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2101854264	2000140013	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101854724	3000078058	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2101854724	3000078058	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2101855065	3000077036	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101855065	3000077036	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
Change of Circumstance Letter dated X/XX/XX reflects a rate lock.  LE dated same reflects Lender Credits of $X,XXX.XX.  Change of Circumstance Letter dated X/XX/XXreflects a price change-other.  LE dated same reflects Lender Credits of $X,XXX.XX.; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2101855356	2000141460	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2101855356	2000141460	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102856348	3000076419	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Property is located in a FEMA disaster area	Property is located in a FEMA disaster area, post disaster inspection was completed Pg. XXX - Dated X/XX/XX
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2102856348	3000076419	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
														This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102856348	3000076419	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test	The Appraisal Fee increased by $XX and was not disclosed with a Change of Circumstance.
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2102856348	3000076419	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
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2102856729	3000077646	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	QCInProgress	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102856729	3000077646	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	QCInProgress	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102856892	3000076639	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2102856892	3000076639	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2102857214	3000077822	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX% is greater than the maximum allowable guideline LTV of XX.XX% based on a loan amount of $XXX,XXX.XX and value used for LTV of $XXX,XXX.XX.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Client provided guideline exception allowing for LTV exception based on substantial cash reserves, residual income greater than $XXXX.XX, low housing ratio of XX% or less, X+ years on job and Borrower's own funds used for Down Payment and closing.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Lender provided guideline exception allowing for LTV/CLTV of XX.XX% based on substantial cash reserves; low housing ratio of XX% or less;  X+ years on job and borrower using own funds for down payment and closing (no gifts or DPA).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Client provided guideline exception allowing for LTV exception based on substantial cash reserves, residual income greater than $XXXX.XX, low housing ratio of XX% or less, X+ years on job and Borrower's own funds used for Down Payment and closing.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Lender provided guideline exception allowing for LTV/CLTV of XX.XX% based on substantial cash reserves; low housing ratio of XX% or less;  X+ years on job and borrower using own funds for down payment and closing (no gifts or DPA).
																	D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102857214	3000077822	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XX.XX% is greater than the maximum allowable guideline CLTV of XX.XX%.
Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Client provided guideline exception allowing for LTV exception based on substantial cash reserves, residual income greater than $XXXX.XX, low housing ratio of XX% or less, X+ years on job and Borrower's own funds used for Down Payme; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Lender provided guideline exception allowing for LTV/CLTV of XX.XX% based on substantial cash reserves; low housing ratio of XX% or less;  X+ years on job and borrower using own funds for down payment and closing (no gifts or DPA).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Client provided guideline exception allowing for LTV exception based on substantial cash reserves, residual income greater than $XXXX.XX, low housing ratio of XX% or less, X+ years on job and Borrower's own funds used for Down Payme; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Lender provided guideline exception allowing for LTV/CLTV of XX.XX% based on substantial cash reserves; low housing ratio of XX% or less;  X+ years on job and borrower using own funds for down payment and closing (no gifts or DPA).
																	D	B	C	B	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102857214	3000077822	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Credit report does not show Mortgage.
Housing delinquency meets guidelines.  Received supporting documentation in trailing docs.; Received supporting documentation.  Exception cleared.; X/XX/XXXX:  Need housing history for XX XXXXXXXXX XX X.; Unable to locate documents in file to support housing history.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Housing delinquency meets guidelines.  Received supporting documentation in trailing docs.; Received supporting documentation.  Exception cleared.; X/XX/XXXX:  Need housing history for XX XXXXXXXXXX XX. .; Unable to locate documents in file to support housing history.
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2102857214	3000077822	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.		Third Party Valuation Product Provided.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Third Party Valuation Product Provided.	D	B	D	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102857214	3000077822	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided. Correction.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Third Party Valuation Product Provided. Correction.	D	B	D	A	C	B	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102857214	3000077822	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested

This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
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2102857214	3000077822	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2102857214	3000077822	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
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2102857613	3000076878	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2102857613	3000076878	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2102857774	3000076571	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2102857807	3000078539	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2102857807	3000078539	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Residual income does not meet guidelines.	Residual income of XXXX.XX does not meet minimum guidelines. Residual income not provided.; Residual income meets guidelines.
Change severity of 'Residual income does not meet guidelines.' from Material to Non-Material.; Approved exception for residual income not meeting guideline anoutn of $X,XXX.  Compensating factors:  Prior Homeownership Experience (No FC or Short Sale).

X+ Years on job.;
; Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.; Residual income of  $XXXX.XX does not meet minimum guidelines of $X,XXX..

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Residual income does not meet guidelines.' from Material to Non-Material.; Approved exception for residual income not meeting guideline anoutn of $X,XXX.  Compensating factors:  Prior Homeownership Experience (No FC or Short Sale).

X+ Years on job.&#xXD;
; Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.; Residual income of  $XXXX.XX does not meet minimum guidelines of $X,XXX..
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2102859090	2000143057	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2102859090	2000143057	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2102859098	3000077122	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2102859098	3000077122	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2102859214	3000076388	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2102859214	3000076388	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102859728	3000077581	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102859728	3000077581	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable
Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX.; Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of ___.;

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for: Underwriting LTV of XX.XX%  is greater than the maximum allowable guideline LTV of XX.XX%.  Compensating factors:  "Residual income greater than $X,XXX.  Low housing ratio of XX% or less .  X+ Years on job.
Borrower's own funds used for Down Payment & closing (No Gifts or DPA).; ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Underwriting LTV of XX.XX%  is greater than the maximum allowable guideline LTV of XX.XX% based on a loan amount of $XXX,XXX.XX and value used for LTV of $XXX,XXX.XX.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for: Underwriting LTV of XX.XX%  is greater than the maximum allowable guideline LTV of XX.XX%.  Compensating factors:  "Residual income greater than $X,XXX.

Low housing ratio of XX% or less

.  X+ Years on job.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).&#xXD;
&#xXD;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Underwriting LTV of XX.XX%  is greater than the maximum allowable guideline LTV of XX.XX% based on a loan amount of $XXX,XXX.XX and value used for LTV of $XXX,XXX.XX.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102860294	3000077486	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102860294	3000077486	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102860305	3000077028	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102860305	3000077028	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Borrower Employment Verification does not meet guidelines	Borrowers self-employment is less than X years.
Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Approved exception for:  Borrowers self-employment is less than X years.  Compensating factors:  Prior Homeownership Experience (No FC or Short Sale);
;
; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Approved exception for:  Borrowers self-employment is less than X years.  Compensating factors:  Prior Homeownership Experience (No FC or Short Sale)&#xXD;
&#xXD;
; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102860527	3000077574	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102860527	3000077574	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV to exceed XX% guideline at XX%.  Compensating factors:  Prior Homeownership Experience (No FC or Short Sale);
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV to exceed XX% guideline at XX%.  Compensating factors:  Prior Homeownership Experience (No FC or Short Sale)&#xXD;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102860593	3000076711	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Desk Review variance to appraised value exceeds 10%	Third party Desk Review variance of -XXX.XX exceeds XX% maximum allowed.		Additional third party valuation requested to support value.; X/XX/XXXX: Received CU Underwrtier. Exception cleared.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Additional third party valuation requested to support value.; X/XX/XXXX: Received CU Underwrtier. Exception cleared.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102860593	3000076711	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Valuation Product not Provided.	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided. Received CU underwriter. ; Third Party Valuation Product Provided. Received CU underwriter. Exception cleared.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Third Party Valuation Product Provided. Received CU underwriter. ; Third Party Valuation Product Provided. Received CU underwriter. Exception cleared.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102860813	3000077778	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of ___.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Client provided a guideline exception allowing for LTV of XX% which is X% higher than maximum allowed based on residual income greater than $XXXX.XX and low housing ratio of XX% or less.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Client provided a guideline exception allowing for LTV of XX% which is X% higher than maximum allowed based on residual income greater than $XXXX.XX and low housing ratio of XX% or less.
																	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102860813	3000077778	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX.
Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Client provided a guideline exception allowing for CLTV of XX% which is X% higher than maximum allowed based on residual income greater than $XXXX.XX and low housing ratio of XX% or less.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Client provided a guideline exception allowing for CLTV of XX% which is X% higher than maximum allowed based on residual income greater than $XXXX.XX and low housing ratio of XX% or less.
																	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102860813	3000077778	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6)).	Evidence of Appraisal Delivery to the Borrower Not Provided.		Evidence of Appraisal Delivery to the Borrower Provided.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Evidence of Appraisal Delivery to the Borrower Provided.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102860813	3000077778	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.		Housing delinquency meets guidelines. Supporting documents received. Exception cleared.; X/XX/XXXX: Supporting documents received. Exception cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Housing delinquency meets guidelines. Supporting documents received. Exception cleared.; X/XX/XXXX: Supporting documents received. Exception cleared.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102860813	3000077778	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of X.XX months or $X.XX, are less than the Guidelines minimum required of XX.XX or $XXXXX.XX.		The liquid reserves of XX.XX months or $XXXXXX.XX, is greater than or equal to the Guidelines minimum required of XX.XX or $XXXXX.XX.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																The liquid reserves of XX.XX months or $XXXXXX.XX, is greater than or equal to the Guidelines minimum required of XX.XX or $XXXXX.XX.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102860952	3000077781	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Housing history does not meet guidelines
Client provided Guideline Exception approval on X/XX/XX allowing for credit exception of  Housing history.
Rental verification (X mo) is to a private party, via a VOR page XXX; G/L require bank statements or cancelled Checks.; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Housing history does not meet guidelines. Rental verification (X mo) is to private party, via a VOR page XXX; G/L require bank statements or cancelled Checks.

UW exception provided based on compensating factors: Substantial Cash Reserves
Low housing ratio of XX% or less
X+ Years on job
Borrower's own funds used for Down Payment & closing (No Gifts or DPA)
Prior Homeownership Experience (No FC or Short Sale)

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.
																	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102860952	3000077781	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.
																	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102860952	3000077781	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Appraisal guideline violation
Appraisal guideline violation:  Property is listed as an ineligible Property Type (Rural) the site is .XX of an acre (Site SF XX,XXX) noted on pg XXX, of appraisal neighborhood characteristics pg XXX of appraisal, need client approved Guideline Exception for rural property type.

Appraisal guideline violation is now acceptable.   XX/XX/XXXX:  Received updated appraisal in trailing docs.  Exception cleared.; XX/XX/XXXX:  Received updated appraisal in trailing docs.  Exception cleared.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.

Appraisal guideline violation is now acceptable.   XX/XX/XXXX:  Received updated appraisal in trailing docs.  Exception cleared.; XX/XX/XXXX:  Received updated appraisal in trailing docs.  Exception cleared.
																	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102861289	3000077113	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable
Non-agency approval shows exception for increase by X%;  Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX.; Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of ___.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Client provided a guideline exception allowing for XX% LTV which is X% above the maximum of XX% based on residual income greater than $XXXX.XX and low housing ratio of XX% or less.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Client provided a guideline exception allowing for XX% LTV which is X% above the maximum of XX% based on residual income greater than $XXXX.XX and low housing ratio of XX% or less.
																	C	B	C	B	C	B	C	A		A	C	C	C		C	C	C		C	C	C		C	C	C		C	C	C		B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102861289	3000077113	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Housing history does not meet guidelines	Borrower is living rent free however I do not see an exception of housing history. Credit report does show the borrower owns another property. ; Housing history does not meet guidelines.
Housing delinquency meets guidelines.  Correction.; X/XX/XXXX:  Borrower has rented for X years.  This is a bank statement loan so it would not meet the criteria for no housing history or less than XX months verified.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Housing delinquency meets guidelines.  Correction.; X/XX/XXXX:  Borrower has rented for X years.  This is a bank statement loan so it would not meet the criteria for no housing history or less than XX months verified.
																	C	B	C	A	C	B	C	A	A	A	C	C	C		C	C	C		C	C	C		C	C	C		C	C	C		B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102861289	3000077113	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Desk Review variance to appraised value exceeds 10%	Appriasal vlaue is at $XXXk while CDA is at $XXXk.; Third party Desk Review variance of -XX.XX exceeds XX% maximum allowed.	Field review provided which supports value.
Third party Desk Review variance of -XX.XX exceeds XX% maximum allowed.; Exception resolved. ; Additional third party valuation requested to support value.; X/XX/XXXX:  Field Review received in trailing docs does not reflect the Review Appraiser's Opinion of Market Value or the effective date - FNMA Form XXXX page X of X.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Third party Desk Review variance of -XX.XX exceeds XX% maximum allowed.; Exception resolved. ; Additional third party valuation requested to support value.; X/XX/XXXX:  Field Review received in trailing docs does not reflect the Review Appraiser's Opinion of Market Value or the effective date - FNMA Form XXXX page X of X.
																	C	B	C	A	C	B	C	A	A	A	C	C	C		C	C	C		C	C	C		C	C	C		C	C	C		B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102861289	3000077113	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	MD COMAR Higher-Priced Mortgage Loan Finding
This loan is a higher-priced mortgage loan. ( XXXXXXXX COMAR XX.XX.XX.XXB(XX) ,  COMAR XX.XX.XX.XXB(X) )
The loan is a higher-priced mortgage loan as defined in the Code of XXXXXXXX Regulations (COMAR) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XX XXXXXX Higher-Priced Mortgage Loan Alerts below.
														This compliance test 'MD COMAR Higher-Priced Mortgage Loan Finding' is no longer tested
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																This compliance test 'MD COMAR Higher-Priced Mortgage Loan Finding' is no longer tested	C	B	A	A	C	B	C	A	A	A	C	C	C		C	C	C		C	C	C		C	C	C		C	C	C		B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102861307	3000088887	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102861307	3000088887	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102861479	3000077902	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TILA Finance Charge Test
This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of  $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.

XX/XX/XXXX:  This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

XX/XX/XXXX:  This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.
																	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102861479	3000077902	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Asset Documents are Incomplete
Asset Documents are Incomplete:  Instructions page XXX -XXX Notes: funds to close coming from a concurrent XXXXXXXXX cash out refi with loan # XXXX via Wire (funder to verify)
Confirmed cash to close and reserves in loan images, however there is a variance in Lender verified assets of $XX, XXX.XX; U/W traced back all Escrow deposits- X bank accts unable to validate lender assets; see approval pg XXX-XXX dtd X/X/XXXX- noting verified assets -$XXX,XXX.XX; Borrower Liquid Assets confirmed $XXX, XXX.XX total.
														XX/XX/XXXX: Received Settlement statement in trailing docs for confirmation of cash out on simultaneous close. Exception cleared.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																XX/XX/XXXX: Received Settlement statement in trailing docs for confirmation of cash out on simultaneous close. Exception cleared.	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102861479	3000077902	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial DTI back end variance,  lender reflects XX.XXX % U/W calculations are XX.XXX % income matched lenders calculations liabilities confirmed on CBR pg XXX dtd X/XX/XX inclusive of Child support
														Borrower liabilities verified indicator is Present; XX/XX/XXXX: Received updated XXXX in trailing docs. Exception cleared.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Borrower liabilities verified indicator is Present; XX/XX/XXXX: Received updated XXXX in trailing docs. Exception cleared.	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102861479	3000077902	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Fully Executed Purchase Contract is Partial
The fully executed purchase contract is Partial; Loan file contains images for a  another borrowers Purchase contract for XXXXXXX XXXXX and XXXXXXXXX XXXXXXX XXXXX X Property  Owner Association  see page XXX -XXX  and disclosures  for the state of XXX R/E broker;  subject property in the state of XX requesting complete copy of Purchase Agrmnt  in the amount of $XXX,XXX.
														The fully executed purchase contract is Present; XX/XX/XXXX: Received in trailing docs. Exception cleared.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																The fully executed purchase contract is Present; XX/XX/XXXX: Received in trailing docs. Exception cleared.	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102861628	3000101409	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102861628	3000101409	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable
LTV Exception was approved.  Approval documented on p XXX.; Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of ___.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for TLV/CLTV exceeding XX% maximum guideline at XX%.  Compensating factors:  Residual income greater than $X,XXX .  X+ Years on job.; ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of X.XX.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for TLV/CLTV exceeding XX% maximum guideline at XX%.  Compensating factors:  Residual income greater than $X,XXX

.  X+ Years on job.&#xXD;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of X.XX.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102861666	3000076908	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Lender made an exception.
Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Client provided an exception approval allowing for lack of housing history based on conservative use of credit or minimal use of revolving credit.; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.
															Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Client provided an exception approval allowing for lack of housing history based on conservative use of credit or minimal use of revolving credit.; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	B	B	B	A	A	B	B	A	A	B	B	A	A
2102861666	3000076908	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Qualifying DTI exceeds Guideline Maximum Allowable
The final XXXX and XXXX show income of $X,XXX.XX, however, this review and the bank statement income worksheet located on page XXX reflect $X,XXX.XX.  No additional income documentation located in the file.  Thus, the reason the DTI is XX.XX%.; Qualifying DTI of XX.XX% exceeds guideline maximum of XX.XX%.
														Documentation provided to support Qualifying DTI below XX.XX.	Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.	Documentation provided to support Qualifying DTI below XX.XX.	C	B	C	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	B	B	B	A	A	B	B	A	A	B	B	A	A
2102861666	3000076908	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The final XXXX and XXXX show income of $XXXX.XX, however, this review and the bank statement income worksheet located on page XXX reflect $XXXX.XX.  No additional income documentation located in the file.; The borrower income verification does not match approval.
														The borrower income verification does match approval. Received updated worksheet and CPA letter in trailing documents and updated bank statement income.	Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.	The borrower income verification does match approval. Received updated worksheet and CPA letter in trailing documents and updated bank statement income.	C	B	C	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	B	B	B	A	A	B	B	A	A	B	B	A	A
2102862078	3000078346	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102862078	3000078346	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102862560	3000076949	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102862560	3000076949	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2102862581	3000077955	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102862581	3000077955	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Borrower's was XxXXX on mortgage payment within XX months of origination
Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Approved exception for:  Borrower's was XxXXX on mortgage payment within XX months of origination.  Compensating factors:  "Substantial Cash Reserves.

Prior Homeownership Experience (No FC or Short Sale)";
; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Approved exception for:  Borrower's was XxXXX on mortgage payment within XX months of origination.  Compensating factors:  "Substantial Cash Reserves.

Prior Homeownership Experience (No FC or Short Sale)"&#xXD;
; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.
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2102862898	2000143100	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
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2102862898	2000143100	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
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2102862994	3000077159	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
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2102862994	3000077159	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.		Documentation provided to support Qualifying DTI below XX.XX. Correction.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
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2102863211	3000077459	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2102863211	3000077459	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable
Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Client Provided G/L exception on X/XX/XX allowing XX% LTV ineligibilty reason to be waived, increased LTV by X%, increased to XX% LTV max; Compensating factors include time on the job and prior home ownership experience; Underwriting CLTV of XX.XX  is greater than the maximum allowable guideline CLTV of XX.XX.

Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Underwriting LTV/CLTV of XX.XX%  is greater than the maximum allowable guideline LTV/CLTV of XX.XX%.;
Approved exception for LTV/CLTV exceeding guideline amount of XX% to XX%.  Compensating factors:  Residual Income greater than $X,XXX.  X+ years on job.  Prior Homeownership experience (No FC or Short Sale)

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Underwriting LTV/CLTV of XX.XX%  is greater than the maximum allowable guideline LTV/CLTV of XX.XX%.&#xXD;
Approved exception for LTV/CLTV exceeding guideline amount of XX% to XX%.  Compensating factors:  Residual Income greater than $X,XXX.  X+ years on job.  Prior Homeownership experience (No FC or Short Sale)
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2102863211	3000077459	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.

This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
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2102863211	3000077459	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2102863211	3000077459	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; The recording fee increased from $XX.XX to $XXX.XX on the final CD without a valid COC.

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) do not exceed the comparable charges ($XX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XX.XX) do not exceed the comparable charges ($XX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).
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2102863211	3000077459	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
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2102863211	3000077459	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Written List of Service Providers Disclosure Date Test
This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.XX(e)(X)(e)(X)(iii) §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).; This loan passed the written list of service providers disclosure date test due to the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).

This loan passed the written list of service providers disclosure date test due to the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).; This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.XX(e)(X)(e)(X)(iii) §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the written list of service providers disclosure date test due to the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is not less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; andThe written list of service providers disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or mortgage broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).; This loan failed the written list of service providers disclosure date test for one or more of the following reasons: ( XX CFR §XXXX.XX(e)(X)(vi) )The written list of service providers disclosure date is either:Less than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction; orLater than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions)This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.XX(e)(X)(e)(X)(iii) §XXXX.X(a)(X) and as it relates to §XXXX.XX(a)(X)(vi) (which references the timing requirements for the loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneAs not being open on PLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §XXXX.XX(e)(X)(e)(X)(i) but in accordance with the timing requirements in §XXXX.XX(e)(X)(e)(X)(iii).
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2102863232	2000144596	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2102863232	2000144596	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Right to Receive Appraisal Disclosure Was Not Provided Within 3 Days (12 CFR 1026.35(c)(5)).	Unable to locate the document in the file.; The Right to Receive Appraisal Disclosure provided to the borrower on X/XX/XXXX was not provided within X days of application date of X/XX/XXXX.
The Right to Receive Appraisal Disclosure provided to the borrower on X/XX/XXXX was provided within X days of application date of X/XX/XXXX.; X/XX/XXXX:  Document located in the file.  Exception cleared.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

The Right to Receive Appraisal Disclosure provided to the borrower on X/XX/XXXX was provided within X days of application date of X/XX/XXXX.; X/XX/XXXX:  Document located in the file.  Exception cleared.
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2102863575	3000077552	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
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2102863575	3000077552	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX% is greater than the maximum allowable guideline LTV of XX.XX% based on a loan amount of $XXX,XXX.XX and value used for LTV of $XXX,XXX.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV of XX.XXX%  is greater than the maximum allowable guideline LTV of XX.XX%.  Compensating factors: "Substantial Cash Reserves.

Low housing ratio of XX% or less";
;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV of XX.XXX%  is greater than the maximum allowable guideline LTV of XX.XX%.  Compensating factors: "Substantial Cash Reserves.

Low housing ratio of XX% or less"&#xXD;
&#xXD;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
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2102863668	2000143159	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
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2102863668	2000143159	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
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2102863955	3000077041	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
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2102863955	3000077041	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
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2102864514	3000089208	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test
This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXX.XX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXX.XX(f)(X)(i) no later than three business days before consummation.

XX/XX/XXXX:  Inputted product change CD and re-ran CE.  Exception cleared.; This loan passed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXX.XX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

XX/XX/XXXX:  Inputted product change CD and re-ran CE.  Exception cleared.; This loan passed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXX.XX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXX.XX(f)(X)(i) no later than three business days before consummation.
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2102864514	3000089208	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX.
Change severity of 'Underwriting FICO does not meet Guideline Minimum Required' from Material to Non-Material.; Approved exception for FICO below XXX and cash out proceeds used in reserves calculation.  Compensating factors:  Residual income greater than $X,XXX.  Prior Homeownership Experience (No FC or Short Sale)

X+ Years on job.;
; Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

Change severity of 'Underwriting FICO does not meet Guideline Minimum Required' from Material to Non-Material.; Approved exception for FICO below XXX and cash out proceeds used in reserves calculation.  Compensating factors:  Residual income greater than $X,XXX.

X+ Years on job.&#xXD;
; Change status of 'Underwriting FICO does not meet Guideline Minimum Required' from Active to Acknowledged by Client.
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2102864514	3000089208	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	Original PI Payment on Note matches Final CD; Original PI Payment on Note matches Final CD From Hard Coded form in template: 'Closing Disclosure' at X/XX/XXXX		Original PI Payment on Note matches Final CD; From Hard Coded form in template:; 'Closing Disclosure' at X/XX/XXXX; Original PI Payment on Note matches Final CD
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																Original PI Payment on Note matches Final CD&#xXD; From Hard Coded form in template:&#xXD; 'Closing Disclosure' at X/XX/XXXX; Original PI Payment on Note matches Final CD	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2102864642	3000088767	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
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2102864642	3000088767	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of 75.00 is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of 153750.00 and value used for LTV of 205000.00.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV to exceed guideline of 65% at 75%.   Compensating factors:  Low housing ratio of 25% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA.  )

Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV to exceed guideline of 65% at 75%.   Compensating factors:  Low housing ratio of 25% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA.  )

Prior Homeownership Experience (No FC or Short Sale).&#x0D;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
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2102864642	3000088767	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of 75.00 is greater than the maximum allowable guideline CLTV of 65.00.
Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV to exceed guideline of 65% at 75%.   Compensating factors:  Low housing ratio of 25% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA.  )

Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV to exceed guideline of 65% at 75%.   Compensating factors:  Low housing ratio of 25% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA.  )

Prior Homeownership Experience (No FC or Short Sale).&#x0D;
; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
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2102864729	2000146888	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower 1 has significant job time - Borrower has XX.XX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years
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2102864729	2000146888	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.
Borrower 1 has significant job time - Borrower has XX.XX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years
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2102864779	3000077121	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2102864886	3000077307	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2102864886	3000077307	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of 43.49 exceeds guideline maximum of 43.00.; Qualifying DTI of 80.63 exceeds guideline maximum of 43.00.; Documentation provided to support Qualifying DTI below 43.00.
5/31/2021:  Received proof of payoff.  Exception cleared.; Documentation provided to support Qualifying DTI below 43.00.; 5/18/2021:  Located payoff quote for Northrop Grumman FCU for auto loan account ending 8874.  The Final 1003 indicates that it was not included in the DTI.  Need proof of payoff for Northrop Grumman FCU.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

5/31/2021:  Received proof of payoff.  Exception cleared.; Documentation provided to support Qualifying DTI below 43.00.; 5/18/2021:  Located payoff quote for Northrop Grumman FCU for auto loan account ending 8874.  The Final 1003 indicates that it was not included in the DTI.  Need proof of payoff for Northrop Grumman FCU.
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2103865475	2000143330	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower 1 has significant job time - Borrower has XX.XX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years
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2103865475	2000143330	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower 1 has significant job time - Borrower has XX.XX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years
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2103865573	3000078522	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103865573	3000078522	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Acreage of 13.58 acres exceeds maximum 10 acres. Loan is backed by rural property
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Lender provided guideline exception allowing for acreage of 13.58 acres which exceeds the maximum of 10 based on residual income greater than $2,500.00, low housing ratio of 25% or less, Borrower's own funds used for down payment and closing (no gifts or DPA) and prior homeownership experience (no Foreclosure or Short Sale).; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Lender provided guideline exception allowing for acreage of 13.58 acres which exceeds the maximum of 10 based on residual income greater than $2,500.00, low housing ratio of 25% or less, Borrower's own funds used for down payment and closing (no gifts or DPA) and prior homeownership experience (no Foreclosure or Short Sale).; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
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2103865573	3000078522	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval.  Departure residence shows pending sale.  Only property tax expense provided, no insurance or Final Settlement Statement provided.  No taxes or  insurance  provided for rental property located at 13880 County Road 2.

The borrower income verification does match approval; 08/04/2021:  Received Address Report Summary in trailing docs listing the property at 13000 County Road 2.  Need insurance info and loan statement from Zions First National Bank as P&I not reflectd on Final 1003.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

The borrower income verification does match approval; 08/04/2021:  Received Address Report Summary in trailing docs listing the property at 13000 County Road 2.  Need insurance info and loan statement from Zions First National Bank as P&I not reflectd on Final 1003.
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2103865697	3000077576	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103865697	3000077576	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866262	3000078518	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866262	3000078518	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866271	3000077481	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866271	3000077481	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866436	3000078292	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866436	3000078292	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866484	3000077585	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866484	3000077585	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866842	3000077910	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866842	3000077910	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866923	3000077200	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866923	3000077200	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103866999	2000147149	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103866999	2000147149	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Condo Approval Missing	Condo approval indicator is Missing
Change severity of 'Condo Approval Missing' from Material to Non-Material.; Approved exception for Non warrantable new condo project due to the project being only conditionally approved with FNMA PERS due to the project still being fairly new.  Builit in XXXX.   Compensating factor:  Low housing ratio of XX% or less; residual income > $X,XXX ; Change status of 'Condo Approval Missing' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Condo Approval Missing' from Material to Non-Material.; Change status of 'Condo Approval Missing' from Active to Acknowledged by Client.; Approved exception for: Performed limited condo review instead of full condo review.    Compensating factors:  Substantial cash reserves.  Residual income greater tahtn $2,500.  Low housing ratio of 25% or less.  5+ years on job.  Prior homeownership experience (No FC or Short Sale)  ; Condo approval indicator is Partial.  Performed limited condo review instead of full condo review. HOA would not pass full review due to Association’s allocation of reserves is not sufficient.  HOA provided $923,421 in available assets, indicating $635,700 is thei reserve account.&#x0D;

																	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103867022	2000143772	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower 1 has significant job time - Borrower has XX.XX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103867022	2000143772	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower 1 has significant job time - Borrower has XX.XX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103867056	2000147246	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103867056	2000147246	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103867167	3000076945	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103867346	3000077545	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103867346	3000077545	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Housing history is unverifiable.
Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Approved excpetion for housing History being unverifiable.  Compensating factors:  Residual income greater than $XXXX.

Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

Prior Homeownership Experience (No FC or Short Sale)";
; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Approved excpetion for housing History being unverifiable.  Compensating factors:  Residual income greater than $2,500.

Low housing ratio of 25% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

Prior Homeownership Experience (No FC or Short Sale)"&#x0D;
; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103868003	2000145796	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than 2 years at current residence - Borrower at current residence 13.00 years		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103868003	2000145796	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has more than 2 years at current residence - Borrower at current residence 13.00 years		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103869186	3000077550	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103869186	3000077550	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103869348	3000078652	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103869348	3000078652	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103869462	3000077691	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103869462	3000077691	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103869536	3000078262	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103869536	3000078262	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103869536	3000078262	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Property is rural.
Approved exception for property being rural based on compensating factors provided by client: DSCR on property is greater than 1.5, LTV 10% below guideline LTV, Low housing ratio of 25% or less.  Prior Homeownership Experience (No FC or Short Sale).;; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for property being rural.  Compensating factors:
Low housing ratio of 25% or less. Prior Homeownership Experience (No FC or Short Sale); Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
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2103869607	3000077359	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2103869607	3000077359	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2103869916	3000101413	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103869916	3000101413	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103869964	2000148979	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103869964	2000148979	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103869964	2000148979	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Property is rural. Loan is backed by rural property		UW exception provided based on compensating factors: Residual income greater than $2,500; Low housing ratio of 25% or less; 5+ Years on job Prior Homeownership Experience (No FC or Short Sale)
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103870440	3000077880	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2103870440	3000077880	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2103870496	2000146020	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103870496	2000146020	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103870540	2000147458	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2103870540	2000147458	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2103870540	2000147458	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Escrows for taxes and insurance were not set up
Change severity of 'Appraisal guideline violation' from Material to Non-Material.;  Compensating factors:  Substantial Cash Reserves.
Residual income greater than $2,500.  5+ Years on job.  Prior Homeownership Experience (No FC or Short Sale)"; ; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approval exception provided for property being rural.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $2,500.

5+ Years on job.

Prior Homeownership Experience (No FC or Short Sale)"&#x0D;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
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2103870597	3000088948	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103870597	3000088948	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of 1.23 months or $2392.32, are less than the Guidelines minimum required of 6.00 or $11704.04.
Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Approved exception for lack of reserves.  Guideline requires FICO score of 700 to utilize cash out proceeds and borrower FICO is 645.  Compensating factors:  Lower fixed interest rate.  Cash out of $29,242.59 exceeds closign costs of $4,465.42.; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.  Prior Homeownership Experience (No FC or Short Sale)";

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Approved exception for lack of reserves.  Guideline requires FICO score of 700 to utilize cash out proceeds and borrower FICO is 645.  Compensating factors:  Lower fixed interest rate.  Cash out of $29,242.59 exceeds closign costs of $4,465.42.  ; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.  Substantial Cash Reserves

.  Residual income greater than $2,500.

5+ Years on job.

Prior Homeownership Experience (No FC or Short Sale)"&#x0D;

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2103870857	3000078084	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103870857	3000078084	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
														This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103870857	3000078084	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TILA Finance Charge Test
Finance Charge understated by $145, Land Survey increased $350 to 495, difference $145, No COC in file to support change; This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $853,254.49. The disclosed finance charge of  $853,109.49 is not considered accurate because it is understated by more than $100.

This loan passed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $853,109.49. The disclosed finance charge of $853,109.49 is considered accurate because:It is understated by no more than $100; orIt is greater than the amount required to be disclosed.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

This loan passed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $853,109.49. The disclosed finance charge of $853,109.49 is considered accurate because:It is understated by no more than $100; orIt is greater than the amount required to be disclosed.
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2103870857	3000078084	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test
Land Survey Fee increased $145 no coc in file; This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $145.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

This loan passed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

This loan passed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
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2103870857	3000078084	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $0.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $145.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.

This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $0.00, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $0.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

This loan passed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $0.00, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $0.00.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.
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2103870857	3000078084	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TRID Total of Payments Test
This loan failed the TRID total of payments test. ( 12 CFR §1026.18(d)(1) )The total of payments is $1,697,041.55. The disclosed total of payments of $1,696,866.55 is not considered accurate because it is understated by more than $100.; Total payment understated by $175, Title Notary Fee added on fil CD 05/11/2021 in the amount of $175,

This loan passed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $1,696,866.55. The disclosed total of payments of $1,696,866.55 is considered accurate because:It is understated by no more than $100; orIt is greater than the amount required to be disclosed.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

This loan passed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $1,696,866.55. The disclosed total of payments of $1,696,866.55 is considered accurate because:It is understated by no more than $100; orIt is greater than the amount required to be disclosed.
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2103871170	3000088835	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103871170	3000088835	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103871399	3000077494	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103871399	3000077494	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103871469	3000077900	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2103871469	3000077900	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	eSigned Documents Consent is Missing	Need executed eSign disclosure.; The eSigned documents consent is Missing.		The eSigned documents consent is Present.; 06/22/2021: Received in trailing docs. Exception cleared.; Change status of 'eSigned Documents Consent is Missing' from Active to Acknowledged by Client.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																The eSigned documents consent is Present.; 06/22/2021: Received in trailing docs. Exception cleared.; Change status of 'eSigned Documents Consent is Missing' from Active to Acknowledged by Client.	D	A	D	A	A	A	A	A	D	A	C	A	A	C	D	A	A	D	C	A	A	C	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103871631	2000147964	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.		The loan is in compliance with all applicable laws and regulations.;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																The loan is in compliance with all applicable laws and regulations.&#x0D;	C	B	A	A	A	A	C	B	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2103871631	2000147964	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103871631	2000147964	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Four acres/rural property.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Client provided guideline exception allowing for four acres/rural property and cash out based on 5+ years on job and prior homeownership experience (no foreclosure or short sale).; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Client provided guideline exception allowing for four acres/rural property and cash out based on 5+ years on job and prior homeownership experience (no foreclosure or short sale).; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
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2103872077	3000078115	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103872077	3000078115	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Right to Cancel Transaction Date is different from the Transaction Date	The right to cancel transaction date of 5/4/2021 is different from the note date of 5/6/2021
The right to cancel transaction date of 5/6/2021 equals from the note date of 5/6/2021; 07/08/2021:  Received updated Right to Cancel with dates initialed by Borrower.  Exception cleared.; 06/22/2021:  Security Instrument is dated 5/4/2021 and notarized on 5/6/2021 for Borrower signature.  Coborrower signature is dated 5/8/2021.  Right to Cancel is dated 5/4/2021 with a cancel by date of 5/7/2021.  Borrower executed on 5/6/2021 and CoBorrower on 5/8/2021.  Exception stands.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

The right to cancel transaction date of 5/6/2021 equals from the note date of 5/6/2021; 07/08/2021:  Received updated Right to Cancel with dates initialed by Borrower.  Exception cleared.; 06/22/2021:  Security Instrument is dated 5/4/2021 and notarized on 5/6/2021 for Borrower signature.  Coborrower signature is dated 5/8/2021.  Right to Cancel is dated 5/4/2021 with a cancel by date of 5/7/2021.  Borrower executed on 5/6/2021 and CoBorrower on 5/8/2021.  Exception stands.
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2103872077	3000078115	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TILA Right of Rescission Test	Notice of Right to Cancel reflects transaction date of 05/04/2021, the transaction/consumation date is 05/06/2021.
This loan passed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is not before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

This loan passed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is not before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
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2103872161	2000144584	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103872161	2000144584	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.		The exception 'No Compliance Findings' is cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																The exception 'No Compliance Findings' is cleared.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103872272	3000078121	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103872272	3000078121	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103872446	3000078743	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103872446	3000078743	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2103872575	3000077925	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable
Client provided Guideline Exception approval on 4/27/21 allowing for  LTV exception to 75%-  ( see Non Agency Approval page 166)  Investor  Advantage Program Code: N30FINADV  requires a reduction to the LTV due to DCR between 0.75 -0.99 to 65% LTV (Gross rental Income based on 1007 pg 292 is $1,850) / PITIA of subject  $2038.92  final DCR is 0.91 originator noted DCR as .0903; Final LTV is 65%; Underwriting LTV of 75.00  is greater than the maximum allowable guideline LTV of 65.00 based on a loan amount of 216750.00 and value used for LTV of 289000.00.

UW exception provided based on compensating factors: Substantial cash reserves, prior homeownership experience (no FC or short Sale), borrowers own funds used for downpayment and closing (no gifts or PDA)

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2103872575	3000077925	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable
Client provided Guideline Exception approval on 4/27/21 allowing for  CLTV exception to 75%-  ( see Non Agency Approval page 166)  Investor  Advantage Program Code: N30FINADV  requires a reduction to the CLTV due to DCR between 0.75 -0.99 to 65% CLTV (Gross rental Income based on 1007 pg 292 is $1,850) / PITIA of subject  $2038.92  final DCR is 0.91 originator noted DCR as .0903; Final CLTV is 65%; Underwriting LTV of 75.00  is greater than the maximum allowable guideline CLTV of 65.00 based on a loan amount of 216750.00 and value used for CLTV of 289000.00.

UW exception provided based on compensating factors: Substantial cash reserves, prior homeownership experience (no FC or short Sale), borrowers own funds used for downpayment and closing (no gifts or PDA)

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2103872575	3000077925	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2103872575	3000077925	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification is less than 12 months	Borrower Income Verification of X.XX is less than XX months.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103872841	3000077808	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103872841	3000077808	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Loan amount is less than the minimum required loan amount	Lender has made an exception to the loan amount under the $XXX,XXX guideline requirement. ; Loan amount of XXXXX.XX is less than the minimum required loan amount of XXXXXX.XX.
Change severity of 'Loan amount is less than the minimum required loan amount' from Material to Non-Material.; Client provided a guideline exception allowing for the loan amount below the product minimum based on substantial cash reserves, low housing ration of XX% or les and Borrower's own funds used for down payment and closing costs (no gifts or DPA).; Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Loan amount is less than the minimum required loan amount' from Material to Non-Material.; Client provided a guideline exception allowing for the loan amount below the product minimum based on substantial cash reserves, low housing ration of XX% or les and Borrower's own funds used for down payment and closing costs (no gifts or DPA).; Change status of 'Loan amount is less than the minimum required loan amount' from Active to Acknowledged by Client.
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2103873134	3000077464	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
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2103873134	3000077464	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2103873134	3000077464	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Borrower's primary residence does not appear to be superior to the subject property that is backing business purpose loan
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for:  Borrower's primary residence does not appear to be superior to the subject property that is backing business purpose loan.  Compensating factors:  Substantial Cash Reserves.

LTV XX% Below Guideline LTV

.  Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)
.
Prior Homeownership Experience (No FC or Short Sale).;
;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for:  Borrower's primary residence does not appear to be superior to the subject property that is backing business purpose loan.  Compensating factors:  Substantial Cash Reserves.

LTV XX% Below Guideline LTV

.  Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)
.
Prior Homeownership Experience (No FC or Short Sale).&#xXD;
&#xXD;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
																	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2103873218	3000078573	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.		The loan is in compliance with all applicable laws and regulations.;	Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.	The loan is in compliance with all applicable laws and regulations.&#xXD;	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103873218	3000078573	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.		The loan meets all applicable credit guidelines.	Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.	The loan meets all applicable credit guidelines.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103873612	2000145113	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103873612	2000145113	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103873760	3000090031	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Desk Review variance to appraised value exceeds 10%
Purchase price of $XXX,XXX was used to determine LTV.  Desk review @ $XXX,XXX confirms adequate coverage for LTV.  Exception approved for desk review variance by UW manager.; Third party Desk Review variance of -XX.XX exceeds XX% maximum allowed.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
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2103873760	3000090031	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
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2103873760	3000090031	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Property is zoned rural. Loan is backed by rural property
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Approved exception for: Property is zoned rural.  Compensating factors:  Substantial Cash Reserves; Residual income greater than $X,XXX. Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Approved exception for: Property is zoned rural.  Compensating factors:  Substantial Cash Reserves
.
Residual income greater than $X,XXX.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).  &#xXD;

																	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2103873811	3000078163	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XX.XX% is greater than the maximum allowable guideline CLTV of XX.XX%.		Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX. XX/XX/XXXX: Using product matrix received in trailing docs version X.X dated X/XX/XXXX. Exception cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX. XX/XX/XXXX: Using product matrix received in trailing docs version X.X dated X/XX/XXXX. Exception cleared.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103873811	3000078163	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Underwriting LTV exceeds Guideline Maximum Allowable
Underwriting LTV of XX.XX%  is greater than the maximum allowable guideline LTV of XX.XX% based on a loan amount of $XXX,XXX.XX and value used for LTV of $XXX,XXX.  Bank Statement Alt Doc income.  Lender loan approval shows Full Doc income.

Original LTV of XX.XX adheres to the guideline maximum LTV of XX.XX.  XX/XX/XXXX:  Using product matrix received in trailing docs version X.X dated X/XX/XXXX.  Exception cleared.; XX/XX/XXXX:  Using product matrix received in trailing docs version X.X dated X/XX/XXXX.  Exception cleared.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Original LTV of XX.XX adheres to the guideline maximum LTV of XX.XX.  XX/XX/XXXX:  Using product matrix received in trailing docs version X.X dated X/XX/XXXX.  Exception cleared.; XX/XX/XXXX:  Using product matrix received in trailing docs version X.X dated X/XX/XXXX.  Exception cleared.
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2103873852	3000077903	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103873852	3000077903	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2103873858	3000077766	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has X.XX years at job.		D	B	A	A	D	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103873858	3000077766	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Unverifiable housing history.	UW exception provided based on compensating factors: No Discretionary Debt Last X Months Only (Only Subject PITI)
Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; XXXX/XXXX:  Client provided guideline exception allowing for unverifiable housing based on Borrower's use of own funds and no foreclosure on prior REO ownership.; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.
															Borrower has stable job time - Borrower has X.XX years at job.
Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; XXXX/XXXX:  Client provided guideline exception allowing for unverifiable housing based on Borrower's use of own funds and no foreclosure on prior REO ownership.; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.
																	D	B	C	B	D	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103873858	3000077766	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. Quote was provided, not the actual policy and is missing the policy #.		Hazard insurance indicator is Present. XX/XX/XXXX: Received policy in trailing docs. Exception cleared.; XX/XX/XXXX: Received policy in trailing docs. Exception cleared.	Borrower has stable job time - Borrower has X.XX years at job.	Hazard insurance indicator is Present. XX/XX/XXXX: Received policy in trailing docs. Exception cleared.; XX/XX/XXXX: Received policy in trailing docs. Exception cleared.	D	B	D	A	D	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103873938	3000078104	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103873938	3000078104	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103873982	3000078727	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103873982	3000078727	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874096	2000146650	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103874096	2000146650	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV to exceed XX% guideline at XX%.  Compensating factors:  Substantial Cash Reserves.  Residual income greater than $X,XXX. Low housing ratio of XX% or less.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA)"; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV to exceed XX% guideline at XX%.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)"&#xXD;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103874097	3000078337	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874097	3000078337	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874416	2000144480	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874416	2000144480	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874463	3000089108	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2103874463	3000089108	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2103874463	3000089108	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Property is zoned rural. Loan is backed by rural property
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Approved exception for:  Property is zoned rural.  Compensating factors:  Residual income greater than $X,XXX; Low housing ratio of XX% or less.; X+ Years on job.; Prior Homeownership Experience (No FC or Short Sale)

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Approved exception for:  Property is zoned rural.  Compensating factors:  Residual income greater than $X,XXX

.  Low housing ratio of XX% or less.

X+ Years on job.

Prior Homeownership Experience (No FC or Short Sale)

.&#xXD;

																	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2103874598	3000078548	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874598	3000078548	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Bank statements for account XXXX are not in file.		XX/XX/XXXX: Received bank statements dated XX/XX/XX and X/XX/XX in trailing docs. Exception cleared.	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	XX/XX/XXXX: Received bank statements dated XX/XX/XX and X/XX/XX in trailing docs. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874647	3000077931	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874647	3000077931	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage of XXXXXX.XX is not sufficent. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
														Hazard insurance coverage is sufficient. Correction.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																Hazard insurance coverage is sufficient. Correction.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874722	3000077959	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874722	3000077959	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874802	3000077475	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874802	3000077475	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874809	3000078309	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations. ; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874809	3000078309	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874885	3000078600	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103874885	3000078600	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103875102	3000077991	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Borrower Income Verification does not match Approval			UW exception provided based on compensating factors: Substantial Cash Reserves; Low housing ratio of XX% or less; Prior Homeownership Experience (No FC or Short Sale)
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years  Substantial Cash Reserves; Low housing ratio of XX% or less; Prior Homeownership Experience (No FC or Short Sale)
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103875102	3000077991	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2103875112	3000088962	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash to borrower exceeds maximum allowable. Guideline maximum amount to borrower is: $XXX,XXX. Comment on XXXX shows an exception was approved, approval was not found in file.
Change severity of 'Cash to Borrower Exceeds Maximum Allowable' from Material to Non-Material.; Lender allowed for guideline exception allowing for cash out exceeding maximum allowable based on substantial cash reserves, residual income greater than $XXXX.XX, low housing ratio of XX% or less and prior homeownership experience (no FC or Short Sale).; Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Cash to Borrower Exceeds Maximum Allowable' from Material to Non-Material.; Lender allowed for guideline exception allowing for cash out exceeding maximum allowable based on substantial cash reserves, residual income greater than $XXXX.XX, low housing ratio of XX% or less and prior homeownership experience (no FC or Short Sale).; Change status of 'Cash to Borrower Exceeds Maximum Allowable' from Active to Acknowledged by Client.
																	D	B	C	B	C	B	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2103875112	3000088962	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Compliance	Higher-Priced Mortgage Loan Escrow Alert (12 CFR 1026.35(b))	Loan is a Higher-Priced Mortgage Loan and the only escrowed item is flood insurance.
Lender allowed for guideline exception allowing escrows to be waived on a Higher Priced Mortgage based on substantial cash reserves, residual income greater than $XXXX.XX, low housing ratio of XX% or less and prior homeownership experience (no FC or Short Sale).; Change status of 'Higher-Priced Mortgage Loan Escrow Alert (XX CFR XXXX.XX(b))' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.

Lender allowed for guideline exception allowing escrows to be waived on a Higher Priced Mortgage based on substantial cash reserves, residual income greater than $XXXX.XX, low housing ratio of XX% or less and prior homeownership experience (no FC or Short Sale).; Change status of 'Higher-Priced Mortgage Loan Escrow Alert (XX CFR XXXX.XX(b))' from Active to Acknowledged by Client.
																	D	B	C	B	C	B	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2103875112	3000088962	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Missing PITIA documentation for property located at XXX. escrow account for taxes and hazard insurance were not established
The borrower income verification does match approval.  XX/XX/XXXX:  Received mortgage statement for XXX in trailing docs.  UW exception provided based on compensating factors: substantial cash reserves, residual income greater than $XXXX, low housing ratio of XX% or less, prior homeownership experience (no FC or Short Sale)

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.

The borrower income verification does match approval.  XX/XX/XXXX:  Received mortgage statement for XXX in trailing docs.  Exception cleared.; XX/XX/XXXX:  Received mortgage statement in trailing docs.  Exception cleared.
																	D	B	C	B	C	B	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2103875112	3000088962	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Right to Cancel is Partial	The right to cancel is Partial. ROR in file is not signed.		The right to cancel is Present; XX/XX/XXXX: Received RTC in trailing docs. Exception cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																The right to cancel is Present; XX/XX/XXXX: Received RTC in trailing docs. Exception cleared.	D	B	D	A	C	B	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2103875112	3000088962	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%. CDA in file is missing page one which shows value and date.		Third Party Valuation Product Provided. XX/XX/XXXX: Received Desk Review in trailing docs. Exception cleared.; XX/XX/XXXX: Received Desk Review in trailing docs. Exception cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																Third Party Valuation Product Provided. XX/XX/XXXX: Received Desk Review in trailing docs. Exception cleared.; XX/XX/XXXX: Received Desk Review in trailing docs. Exception cleared.	D	B	D	A	C	B	D	A	D	B	D	C	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2103875178	3000078645	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103875178	3000078645	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103875319	3000077815	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103875319	3000077815	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TILA Finance Charge Test
This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of  $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.

This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.
																	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103875597	3000077810	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103875597	3000077810	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103875680	3000078738	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103875680	3000078738	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103875727	3000077935	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. No VOR for present residence provided to show payment history for the last XX months.		Housing delinquency meets guidelines. XX/XX/XXXX: Received document in trailing docs. Exception cleared.; XX/XX/XXXX: Received document in trailing docs. Exception cleared.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Housing delinquency meets guidelines. XX/XX/XXXX: Received document in trailing docs. Exception cleared.; XX/XX/XXXX: Received document in trailing docs. Exception cleared.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2103875727	3000077935	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
Lender Credit decreased from $XXXX to XXX.XX, no coc in file; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; XX/XX/XXXX:  Lender Credit decreased from $XXXX.XX to $XXX.XX, no coc in file.  Need COC or PCCD or proof Borrower reimbursed.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; XX/XX/XXXX:  Lender Credit decreased from $XXXX.XX to $XXX.XX, no coc in file.  Need COC or PCCD or proof Borrower reimbursed.
																	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104875787	3000078113	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104875787	3000078113	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104876086	3000078367	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104876086	3000078367	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104876086	3000078367	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Condo Approval Missing	Condo approval indicator is Missing. No warrantable new project due to condtiional approval from FMNA.
Change severity of 'Condo Approval Missing' from Material to Non-Material.; Approved exception for Non warrantable new condo project due to the project being only conditionally approved with FNMA PERS due to the project still being fairly new.  Builit in XXXX.   Compensating factor:  Low housing ratio of XX% or less; residual income > $X,XXX ; Change status of 'Condo Approval Missing' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Condo Approval Missing' from Material to Non-Material.; Approved exception for Non warrantable new condo project due to the project being only conditionally approved with FNMA PERS due to the project still being fairly new.  Builit in XXXX.   Compensating factor:  Low housing ratio of XX% or less&#xXD;
; Change status of 'Condo Approval Missing' from Active to Acknowledged by Client.
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2104876188	3000078447	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104876188	3000078447	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104876466	3000077796	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Property	Appraisal guideline violation	Appraisal guideline violation: Appraiser states no updates in the prior XX yrs, Subject property is New Construction		Appraisal guideline violation is now acceptable. Suject is new construction showing no updates in prior XX years.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Appraisal guideline violation is now acceptable. Suject is new construction showing no updates in prior XX years.	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104876466	3000077796	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines
Borrower provided XX months of personal Bank statements XXX acct  X/XXXX thru XX/XXXX; G/L requirement- For Personal Bank Statement qualifying, all parties listed on each bank account must be included as borrowers on the loan. Statements dated X/XXXX and X/XXXX are the only statements noted in the individual name of borrower; Statements dated X/XXXX thru X/XXXX are  noted in the name of the borrowers jointly with XXXXX (who is not onthe loan); Statements dated X/XXXX thru X/XXXX are noted in the name of borrower and POD XXXXX ;
														Correction. Account shows POD to a beneficiary.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Correction. Account shows POD to a beneficiary.	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104876466	3000077796	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested

This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
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2104876466	3000077796	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
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2104876466	3000077796	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
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2104876585	3000077908	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX are greater than the Guideline Minimum of X.XX or $XXXXX.XX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104876585	3000077908	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX are greater than the Guideline Minimum of X.XX or $XXXXX.XX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104876732	3000078254	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
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2104876732	3000078254	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
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2104876732	3000078254	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Downpayment source is from an unacceptable source	Downpayment source is from an unacceptable source. Exception for lack of documentation to support sale of personal asset. Borrower is missing evidence of ownership.
Change severity of 'Downpayment source is from an unacceptable source' from Material to Non-Material.; Approved exception for lack of documentation to support sale of personal asset.  Borrower is missing evidence of ownership.  Compensating factors:  No Discretionary Debt Last X Months Only (Only Subject PITI).

Prior Homeownership Experience (No FC or Short Sale).;
;
; Change status of 'Downpayment source is from an unacceptable source' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

Change severity of 'Downpayment source is from an unacceptable source' from Material to Non-Material.; Approved exception for lack of documentation to support sale of personal asset.  Borrower is missing evidence of ownership.  Compensating factors:  No Discretionary Debt Last X Months Only (Only Subject PITI).

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
&#xXD;
; Change status of 'Downpayment source is from an unacceptable source' from Active to Acknowledged by Client.
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2104876750	2000146151	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104876750	2000146151	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104876765	3000077608	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104876765	3000077608	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104877180	3000077877	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104877266	2000147840	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104877266	2000147840	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: XX.XX acres vs maximum XX acres per guidelines. XXXX shows acreage exception approved by CCM. This was not listed on the Loan Approval as an exception.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Client provided guideline exception allowing for acreage XX.XX versus maximum of XX based on residual income greater than $X,XXX, low housing ratio of XX% or less and X+ years on the job.; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Client provided guideline exception allowing for acreage XX.XX versus maximum of XX based on residual income greater than $X,XXX.XX, low housing ratio of XX% or less and X+ years on the job.; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
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2104877295	3000078503	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104877295	3000078503	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of X/XX/XXXX is after the note date of X/XX/XXXX.		X/XX/XXXX: Received prior hazard insurance policy in trailing docs with effective date prior to Note date. Exception cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																X/XX/XXXX: Received prior hazard insurance policy in trailing docs with effective date prior to Note date. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104877312	3000089036	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104877312	3000089036	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2104877312	3000089036	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX.
Approved exception for LTV/CLTV  to exceed XX% guideline at XX%.  Compensating factors:  Substantial Cash Reserves.  Low housing ratio of XX% or less; .Borrower's own funds used for Down Payment & closing (No Gifts or DPA) Prior Homeownership Experience (No FC or Short Sale).; Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV  to exceed XX% guideline at XX%.  Compensating factors:  Substantial Cash Reserves.

Low housing ratio of XX% or less
.
Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years Substantial Cash Reserves Low housing ratio of XX% or less;
Borrower's own funds used for Down Payment & closing (No Gifts or DPA) Prior Homeownership Experience (No FC or Short Sale)

Approved exception for LTV/CLTV  to exceed XX% guideline at XX%.  Compensating factors:  Substantial Cash Reserves.

Low housing ratio of XX% or less
.
Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

Prior Homeownership Experience (No FC or Short Sale).; Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV  to exceed XX% guideline at XX%.  Compensating factors:  Substantial Cash Reserves.

Low housing ratio of XX% or less
.
Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
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2104877312	3000089036	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX.
Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV  to exceed XX% guideline at XX%.  Compensating factors:  Substantial Cash Reserves.  Low housing ratio of XX% or less;Borrower's own funds used for Down Payment & closing (No Gifts or DPA)
Prior Homeownership Experience (No FC or Short Sale).; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years Substantial Cash Reserves Low housing ratio of XX% or less; Borrower's own funds used for Down Payment & closing (No Gifts or DPA) Prior Homeownership Experience (No FC or Short Sale)

Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV  to exceed XX% guideline at XX%.  Compensating factors:  Substantial Cash Reserves.

Low housing ratio of XX% or less
.
Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

Prior Homeownership Experience (No FC or Short Sale).; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
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2104877612	2000145863	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104877612	2000145863	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104877626	3000078086	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104877626	3000078086	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TILA Finance Charge Test
This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of  $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.; Finance Charge is understated by $XXX

This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.
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2104877711	3000089067	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104877711	3000089067	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
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2104877714	3000078697	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104877714	3000078697	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Residual income does not meet guidelines.	Residual income of -XXXXX.XX does not meet minimum guidelines. Need loan approval showing residual income.		Residual income meets guidelines. XX/XX/XXXX: Received supporting documentation in trailing docs. Exception cleared.; XX/XX/XXXX: Received supporting documentation in trailing docs. Exception cleared.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Residual income meets guidelines. XX/XX/XXXX: Received supporting documentation in trailing docs. Exception cleared.; XX/XX/XXXX: Received supporting documentation in trailing docs. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104877807	3000078164	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
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2104877807	3000078164	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
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2104878279	3000089189	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Brokerage/Finder Fee Test
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. XXXX-XX-XX(X))
The mortgage loan charges a brokerage/finder fee that exceeds X% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than X% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.; Broker fee exceeds X% limits

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104878279	3000089189	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Residual income does not meet guidelines.	Residual income of $X,XXX.XX does not meet minimum guidelines.
Change severity of 'Residual income does not meet guidelines.' from Material to Non-Material.; Approved exception for:  Residual income was less than the $X,XXX threshold.  Compensating factors:  ;
Substantial Cash Reserves

.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).;
; Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Residual income does not meet guidelines.' from Material to Non-Material.; Approved exception for:  Residual income was less than the $X,XXX threshold.  Compensating factors:  &#xXD;
Substantial Cash Reserves

.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).&#xXD;
; Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.
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2104878291	3000078148	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104878291	3000078148	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable
Lender approved G/L Exception for LTV of XX% dtd X/XX/XX pg XXX-XXX; Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX.   Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

.  Prior Homeownership Experience (No FC or Short Sale).

; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
														Lender approved G/L Exception for LTV of XX% dtd X/XX/XX pg XXX-XXX; Compensating factors, substantial cash reserves
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104878291	3000078148	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Acknowledged	Credit	Minimum Trade Line Requirement Not Met	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.
Lender approved G/L Exception for minimum tradeline not met.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

.  Prior Homeownership Experience (No FC or Short Sale).;
; Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Lender approved G/L Exception for minimum tradeline not met.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

.  Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.
																	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104878670	3000078213	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104878670	3000078213	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The exception 'No Credit Findings' is cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of XX.XX or $XXXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104878814	3000078241	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	CHARM Booklet is Missing	The CHARM booklet is Missing; Unable to locate the document in the file.			Borrower has stable job time - Borrower has X.XX years at job.		C	B	B	A	A	A	C	B	B	A	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2104878814	3000078241	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Property appears o the Rural Property zip code list.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Client provided guideline exception allowing for property showing on the Rural Property Zip Code list based on low housing ratio of XX% or less, Borrower's own funds used for Down Payment and closing (no Gifts or DPA) and prior homeownership experience (no foreclosure or short sale).; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
															Borrower has stable job time - Borrower has X.XX years at job.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Client provided guideline exception allowing for property showing on the Rural Property Zip Code list based on low housing ratio of XX% or less, Borrower's own funds used for Down Payment and closing (no Gifts or DPA) and prior homeownership experience (no foreclosure or short sale).; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
																	C	B	C	B	A	A	C	B	B	A	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	C	A	C	B	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2104879065	2000145864	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879065	2000145864	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879111	3000078458	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879111	3000078458	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879207	2000148707	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879207	2000148707	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided.	Need Third Pary valuation.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Third Party Valuation Product Provided	D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879207	2000148707	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879317	3000088820	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104879317	3000088820	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Borrower lives rent-free.
Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Approved exception for: 'Housing history does not meet guidelines.  Compensating factors:   Residual income greater than $X,XXX.

Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.

Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Approved exception for: 'Housing history does not meet guidelines.  Compensating factors:   Residual income greater than $X,XXX.

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104879317	3000088820	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.
Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Approved exception for: Minimum tradeline does not meet guidelines.  Compensating factors:   Residual income greater than $X,XXX.

Prior Homeownership Experience (No FC or Short Sale).; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.

Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Approved exception for: Minimum tradeline does not meet guidelines.  Compensating factors:   Residual income greater than $X,XXX.

Prior Homeownership Experience (No FC or Short Sale).; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104879544	3000078350	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Interest Rate Test	This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	B	A	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104879544	3000078350	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of XXXXXX.XX.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV exceeding XX% guideline.  Compensating factors:  "Substantial Cash Reserves.  Residual income greater than $X,XXX.  Low housing ratio of XX% or less.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).Prior Homeownership Experience (No FC or Short Sale)";; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV exceeding XX% guideline.  Compensating factors:  "Substantial Cash Reserves.

Residual income greater than $X,XXX.

Low housing ratio of XX% or less

.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale)"&#xXD;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104879566	2000164686	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879566	2000164686	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879612	3000078372	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879612	3000078372	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879649	3000078042	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	D	A	A	A	D	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879649	3000078042	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Indicator is Partial
Hazard insurance indicator is Partial - master policy #UBPXXXXXXX-XX pg XXX-XXX/carrier: XXXXX reflects effective date of X/XX/XX thru X/XX/XXXX expired declaration page- need updated policy dec page.
Borrowers individual policy pg XXX-XXX reflects loss of use total $X,XXX section D- G/L requirements note rent Loss use must be for a period of no less than X months-  Lease in file pg XXX notes lease amount of $X,XXX minimum required  loss of use is $X,XXX
Condo budget page XXX # XX notes lender is responsible for  fees for X-X months due to FC or take back of subject property (if applicable)
														Hazard insurance indicator is Present. XX/XX/XXXX: Received updated Master and HOI. Exception cleared.; XX/XX/XXXX: Received updated Master and HOI. Exception cleared.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																Hazard insurance indicator is Present. XX/XX/XXXX: Received updated Master and HOI. Exception cleared.; XX/XX/XXXX: Received updated Master and HOI. Exception cleared.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879673	3000078505	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879673	3000078505	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Original CLTV is Below the Guideline Maximum - Calculated CLTV of ___ is less than Guideline CLTV of XX.XX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879789	3000078453	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879789	3000078453	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879872	3000089309	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879872	3000089309	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879884	3000078430	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		The exception 'No Compliance Findings' is cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																The exception 'No Compliance Findings' is cleared.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104879884	3000078430	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.		The exception 'No Credit Findings' is cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																The exception 'No Credit Findings' is cleared.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104880229	3000101566	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104880229	3000101566	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.
Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Aproved exception for:  Borrower does not meet minimum tradeline requirements.  Compensating factors:  Substantial Cash Reserves.

No Discretionary Debt Last X Months Only (Only Subject PITI).

Prior Homeownership Experience (No FC or Short Sale).
";
;
; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Aproved exception for:  Borrower does not meet minimum tradeline requirements.  Compensating factors:  Substantial Cash Reserves.

No Discretionary Debt Last X Months Only (Only Subject PITI).

Prior Homeownership Experience (No FC or Short Sale).
"&#xXD;
&#xXD;
; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104880386	3000089348	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104880386	3000089348	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO o  f XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104880454	3000101476	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104880454	3000101476	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104880561	3000078564	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104880561	3000078564	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104880631	3000078290	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104880631	3000078290	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable
Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of X.XX.; Original LTV of XX.XX adheres to the guideline maximum LTV of XX.XX.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV exceeding XX% guideline at XX%.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less

.  Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of X.XX.

Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV exceeding XX% guideline at XX%.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less

.  Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of X.XX.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104880631	3000078290	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX.; Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.
Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV exceeding XX% guideline at XX%.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less

.  Prior Homeownership Experience (No FC or Short Sale).; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Underwriting CLTV of XX.XX  is greater than the maximum allowable guideline CLTV of XX.XX.; Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.

Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV exceeding XX% guideline at XX%.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less

.  Prior Homeownership Experience (No FC or Short Sale).; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Underwriting CLTV of XX.XX  is greater than the maximum allowable guideline CLTV of XX.XX.; Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX.
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2104880700	2000149572	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104880700	2000149572	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104880790	2000148046	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104880790	2000148046	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104880792	3000089030	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.; The hazard insurance effective date of X/XX/XXXX is after the note date of X/XX/XXXX
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104880792	3000089030	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Appraisal date is greater than 120 days from Origination date.	Appraisal date is within XXX days of Note date.; Appraisal dated XX/X/XXXX is greater than XXX days from Note date of X/XX/XXXX.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104880792	3000089030	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104880829	3000078718	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104880829	3000078718	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Missing HOA dues documeentation for XXX residence.		The borrower income verification does match approval. XX/XX/XXXX: Received HOA statement in trailing docs. Exception cleared.; XX/XX/XXXX: Received HOA statement in trailing docs. Exception cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																The borrower income verification does match approval. XX/XX/XXXX: Received HOA statement in trailing docs. Exception cleared.; XX/XX/XXXX: Received HOA statement in trailing docs. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104880934	3000078395	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104880934	3000078395	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104881133	2000149495	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
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2104881133	2000149495	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
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2104881303	3000088822	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has XX.XX years at job.
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2104881303	3000088822	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has XX.XX years at job.
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2104881342	3000078212	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
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2104881342	3000078212	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
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2104881446	3000078590	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
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2104881446	3000078590	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104881526	3000088800	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104881526	3000088800	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104881539	3000078663	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
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2104881539	3000078663	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Acknowledged	Property	Appraisal guideline violation. exception is due to non warrantable condo	Appraisal guideline violation: Property type not allowed. exception is due to non warrantable condo
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Client provided guideline exception allowing for property type which is not allowed based on susbstantial cash reserves, LTV XX% below guideline, low housing ratio of XX% or less, Borrower's own funds used for down payment and closing (no gifts or DPA) and prior home ownership experience (no foreclosure or short sale).; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Client provided guideline exception allowing for property type which is not allowed based on susbstantial cash reserves, LTV XX% below guideline, low housing ratio of XX% or less, Borrower's own funds used for down payment and closing (no gifts or DPA) and prior home ownership experience (no foreclosure or short sale).; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
																	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2104881617	3000089069	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104881617	3000089069	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104881634	2000149190	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104881634	2000149190	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Downpayment source is from an unacceptable source	Downpayment source is from an unacceptable source. Non Borrowing spouse on the personal bank statements being used to qualify.
Change severity of 'Downpayment source is from an unacceptable source' from Material to Non-Material.; Approved exception for: Non-borrowing spouse on the personal bank statements being used to qualify.  Compensating factors:  Residual income greater than $X,XXX.

X+ Years on job.

Prior Homeownership Experience (No FC or Short Sale).;
;
; Change status of 'Downpayment source is from an unacceptable source' from Active to Acknowledged by Client.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Downpayment source is from an unacceptable source' from Material to Non-Material.; Approved exception for: Non-borrowing spouse on the personal bank statements being used to qualify.  Compensating factors:  Residual income greater than $X,XXX.

X+ Years on job.

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
&#xXD;
; Change status of 'Downpayment source is from an unacceptable source' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104881771	3000078347	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104881771	3000078347	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104881961	2000147763	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2104881961	2000147763	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2104881961	2000147763	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Property exceeds XX acres.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Approved exception for property exceeding XX acre maximum per guidelines.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX

.  Low housing ratio of XX% or less

.  Prior Homeownership Experience (No FC or Short Sale).;

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.; Approved exception for property exceeding XX acre maximum per guidelines.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX

.  Low housing ratio of XX% or less

.  Prior Homeownership Experience (No FC or Short Sale).&#xXD;

																	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2104881991	3000078221	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	QCInProgress	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104881991	3000078221	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	QCInProgress	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882267	3000089039	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882267	3000089039	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM: Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882496	2000150079	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of -X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882496	2000150079	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of -X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882566	3000088803	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104882566	3000088803	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Borrowers are living rent free.	UW exception provided based on compensating factors: Low housing ratio of XX% or less
Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Approved exception for living rent free.  Compensating factors: Substantial cash reserves, Prior homownership experience.  (No FC or Short Sale).; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Approved exception for living rent free.  Compensating factors: Substantial cash reserves, Prior homownership experience.  (No FC or Short Sale).; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104882595	3000088933	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882595	3000088933	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882646	3000078380	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882646	3000078380	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882749	3000078544	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882749	3000078544	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882874	3000101411	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882874	3000101411	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882937	2000148128	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104882937	2000148128	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XX.XX% exceeds guideline maximum of XX.XX%.  Review used property taxes fer final CD of $XXX.XX per month vs client's $XXX.XX.  Recent property purchase.  Review used $XX.XX per month for insurance from walls in policy vs client's $XX.XX.  Net differrence is $XX.XX per month increase over client's.
														Documentation provided to support Qualifying DTI below XX.XX. Correction.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Documentation provided to support Qualifying DTI below XX.XX. Correction.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883104	3000088931	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104883104	3000088931	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of X.XX.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV exceeding XX% guideline maximum of XX%.  Compensating factors:  Substantial Cash Reserves .   Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
															Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV exceeding XX% guideline maximum of XX%.  Compensating factors:  Substantial Cash Reserves

.  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

X+ Years on job.

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104883104	3000088931	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX.
Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV exceeding XX% guideline maximum of XX%.  Compensating factors:  Substantial Cash Reserves .   Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
															Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Approved exception for LTV/CLTV exceeding XX% guideline maximum of XX%.  Compensating factors:  Substantial Cash Reserves

.  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

X+ Years on job.

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104883108	3000101293	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104883108	3000101293	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104883194	2000148020	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104883194	2000148020	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104883302	3000078264	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104883302	3000078264	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2104883341	3000078551	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883341	3000078551	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XX.XX% exceeds guideline maximum of XX.XX% due to missing rental income documentation.		XX/XX/XXXX: Received lease in trailing docs. Exception cleared.; Documentation provided to support Qualifying DTI below XX.XX.; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																XX/XX/XXXX: Received lease in trailing docs. Exception cleared.; Documentation provided to support Qualifying DTI below XX.XX.; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883341	3000078551	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. No income documentation provided for XXX rental.		The borrower income verification does match approval. XX/XX/XXXX: Received lease in trailing docs. Exception cleared.; XX/XX/XXXX: Received lease in trailing docs. Exception cleared.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The borrower income verification does match approval. XX/XX/XXXX: Received lease in trailing docs. Exception cleared.; XX/XX/XXXX: Received lease in trailing docs. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883391	3000078682	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883391	3000078682	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883396	3000078705	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883396	3000078705	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883432	3000088905	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
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2104883432	3000088905	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883479	2000148140	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883479	2000148140	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883550	3000078752	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883550	3000078752	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883618	3000089073	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104883618	3000089073	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104883706	3000101451	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2104883706	3000101451	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2104883706	3000101451	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Borrower has been on title less than X months. He was added to title XX/XX/XX.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for:  Cash out transaction and borrower on title less than X months.  Compensating factors: LTV XX% Below Guideline LTV.

Prior Homeownership Experience (No FC or Short Sale).;
;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for:  Cash out transaction and borrower on title less than X months.  Compensating factors: LTV XX% Below Guideline LTV.

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
&#xXD;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
																	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2104883769	3000078537	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
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2104883769	3000078537	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
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2104883879	3000089013	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
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2104883879	3000089013	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.
Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Approved exception for:  borrower not meeting minimum tradeline requirements.  Compensating factors: Residual income greater than $X,XXX

.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.

Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Approved exception for:  borrower not meeting minimum tradeline requirements.  Compensating factors: Residual income greater than $X,XXX

.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104883879	3000089013	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance.
Change severity of 'Overdraft/NSF Count Exceeds Tolerance' from Material to Non-Material.; Approved exception for:  exceeding NSF tolerance.  Compensating factors: Residual income greater than $X,XXX   Borrower's own funds used for Down Payment & closing (No Gifts or DPA).   Prior Homeownership Experience (No FC or Short Sale).;
;; Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.; Overdraft/NSF count exceeds tolerance.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. Residual income greater than $X,XXX;Borrower's own funds used for Down Payment & closing (No Gifts or DPA) ;Prior Homeownership Experience (No FC or Short Sale)

Change severity of 'Overdraft/NSF Count Exceeds Tolerance' from Material to Non-Material.; Approved exception for:  exceeding NSF tolerance.  Compensating factors: Residual income greater than $X,XXX

.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
&#xXD;
; Change status of 'Overdraft/NSF Count Exceeds Tolerance' from Active to Acknowledged by Client.; Overdraft/NSF count exceeds tolerance.
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2104883939	3000078162	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104883939	3000078162	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Property is rural.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for property being rural.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for property being rural.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
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2104883939	3000078162	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TILA Finance Charge Test
This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of  $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.

This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

This loan passed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from  XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.
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2104884301	2000150174	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM/ATR Compliant	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		The exception 'No Compliance Findings' is cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																The exception 'No Compliance Findings' is cleared.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104884301	2000150174	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM/ATR Compliant	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104884395	2000147814	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104884395	2000147814	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104884570		XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104884570		XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2104884642	3000078735	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104884642	3000078735	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104884880	3000078207	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104884880	3000078207	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104884890	3000078631	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104884890	3000078631	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104884890	3000078631	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Liquid Reserves are less than Guidelines Required	X months reserves available, while guidelines require X months.
Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; Approved exception for X months reserves available, while guidelines require X months due to removal of EMD per client.  Compensating factors:  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).  Prior Homeownership Experience (No FC or Short Sale).;
; The liquid reserves of X.XX months or $XXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXX.XX.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years.Borrower's own funds used for Down Payment & closing (No Gifts or DPA) ; Prior Homeownership Experience (No FC or Short Sale)

Change severity of 'Liquid Reserves are less than Guidelines Required' from Material to Non-Material.; Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.; Approved exception for X months reserves available, while guidelines require X months due to removal of EMD per client.  Compensating factors:  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
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; The liquid reserves of X.XX months or $XXXX.XX, are less than the Guidelines minimum required of X.XX or $XXXX.XX.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104884941	3000078624	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing delinquency meets guidelines.; Housing history does not meet guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104884941	3000078624	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104884941	3000078624	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885130	3000089107	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Liabiliities Verified Indicator is Missing	CoBorrower liabilities verified indicator is Missing
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	D	B	D	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104885130	3000089107	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	CoBorrower Credit Report is Missing	CoBorrower credit report is missing.	UW exception provided based on compensating factors: 'Substantial reserves Additional X% down of own funds for the down payment	UW exception provided based on compensating factors: 'Substantial reserves Additional X% down of own funds for the down payment
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years. 'Substantial reserves Additional X% down of own funds for the down payment
																	D	B	D	B	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104885130	3000089107	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	D	B	A	A	D	B	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2104885191	3000089195	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885191	3000089195	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885706	3000078488	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885706	3000078488	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885757	3000089003	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885757	3000089003	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885916	2000146772	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Not Provided. Need proof of rate lock.
Evidence of Rate Lock Provided; XX/XX/XXXX:  Received copy of rate lock in trailing docs.  Exception cleared.; XX/XX/XXXX:  There are X LEs and multiple Change of Circumstances in the file none of which reflect a rate lock.  Nothing was found in the disclosure tracking either.  Need proof of rate lock.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has stable job time - Borrower has X.XX years at job.

Evidence of Rate Lock Provided; XX/XX/XXXX:  Received copy of rate lock in trailing docs.  Exception cleared.; XX/XX/XXXX:  There are X LEs and multiple Change of Circumstances in the file none of which reflect a rate lock.  Nothing was found in the disclosure tracking either.  Need proof of rate lock.
																	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885916	2000146772	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX. Need guideline exception.		Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX. Correction.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has stable job time - Borrower has X.XX years at job.
																Original CLTV of XX.XX adheres to the guideline maximum CLTV of XX.XX. Correction.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885916	2000146772	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XX.XX is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXX.XX and value used for LTV of X.XX.		Original LTV of XX.XX adheres to the guideline maximum LTV of XX.XX. Correction.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has stable job time - Borrower has X.XX years at job.
																Original LTV of XX.XX adheres to the guideline maximum LTV of XX.XX. Correction.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885916	2000146772	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Residual income does not meet guidelines.	Residual income of -XXXX.XX does not meet minimum guidelines. Residual income was not provided. Need loan approval with residual income listed.		Residual income meets guidelines. Received in trailing docs. Exception cleared.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has stable job time - Borrower has X.XX years at job.
																Residual income meets guidelines. Received in trailing docs. Exception cleared.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885932	3000088971	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885932	3000088971	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885950	3000078607	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Low housing ratio of XX% or less
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2104885950	3000078607	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105886163	3000101355	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has X.XX years at job.		C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2105886163	3000101355	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has stable job time - Borrower has X.XX years at job.		C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2105886163	3000101355	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Loan is backed by rural property
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception:  Rural Porperty.   Compensating factors:  Substantial Cash Reserves.
Prior Homeownership Experience (No FC or Short Sale).;Borrower's own funds used for Down Payment & closing (No Gifts or DPA) ; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Borrower has stable job time - Borrower has X.XX years at job. Substantial Cash Reserves; Borrower's own funds used for Down Payment & closing (No Gifts or DPA); Prior Homeownership Experience (No FC or Short Sale)

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception:  Rural Porperty.   Compensating factors:  Substantial Cash Reserves.

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
&#xXD;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
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2105886200	3000089230	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105886200	3000089230	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.
Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Client provided guideline exception allowing for housing history (Borrower lives rent free) based on substantial cash reserves and LTV XX% below guideline.; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Client provided guideline exception allowing for housing history (Borrower lives rent free) based on substantial cash reserves and LTV XX% below guideline.; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.
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2105886426	3000089058	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105886426	3000089058	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105886493	3000078764	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105886493	3000078764	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105886510	3000088983	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Property	Appraisal guideline violation	Borrower's primary residence does not appear to be superior to the subject property that is backing business purpose loan		Substantial Cash Reserves; Prior Homeownership Experience (No FC or Short Sale)
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years Substantial Cash Reserves; Prior Homeownership Experience (No FC or Short Sale)
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2105886510	3000088983	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2105886510	3000088983	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2105886743	3000088838	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105886743	3000088838	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2105886831	3000088830	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105886831	3000088830	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105887002	3000088954	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105887002	3000088954	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105887318	3000089038	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.
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2105887318	3000089038	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.
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2105887436	3000088851	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105887436	3000088851	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105887436	3000088851	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Second home only located ~XX miles from borrower's primary residence and guidelines state that second homes should be a reasonable distance from borrower's primary.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for: Second home only located ~XX miles from borrower's primary residence and guidelines state that second homes should be a reasonable distance from borrower's primary.   Compensating factors:  Substantial Cash Reserves
.
Residual income greater than $X,XXX.

  Low housing ratio of XX% or less

.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale);
;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for: Second home only located ~XX miles from borrower's primary residence and guidelines state that second homes should be a reasonable distance from borrower's primary.   Compensating factors:  Substantial Cash Reserves
.
Residual income greater than $X,XXX.

  Low housing ratio of XX% or less

.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale)&#xXD;
&#xXD;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
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2105887444	2000149935	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105887444	2000149935	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Underwriting LTV exceeds Guideline Maximum Allowable
Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXXX.XX and value used for LTV of ___.; Original LTV of X.XX adheres to the guideline maximum LTV of XX.XX.; Underwriting LTV of XX.XX  is greater than the maximum allowable guideline LTV of XX.XX based on a loan amount of XXXXXXX.XX and value used for LTV of X.XX.

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Client provided guideline exception allowing for LTV to exceed program limit based on substantial cash reserves and prior homeownership experience (no FC or short sale).; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Client provided guideline exception allowing for LTV to exceed program limit based on substantial cash reserves and prior homeownership experience (no FC or short sale).; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105887444	2000149935	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Original CLTV of X.XX adheres to the guideline maximum CLTV of XX.XX.; Underwriting CLTV of XX.XX is greater than the maximum allowable guideline CLTV of XX.XX.
Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Client provided guideline exception allowing for CLTV to exceed program limit based on substantial cash reserves and prior homeownership experience (no FC or short sale).; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Material to Non-Material.; Client provided guideline exception allowing for CLTV to exceed program limit based on substantial cash reserves and prior homeownership experience (no FC or short sale).; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
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2105887444	2000149935	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Downpayment source is from an unacceptable source	Downpayment source is from an unacceptable source. Cash out and consolidation payoffs exceed max cash out.
Change severity of 'Downpayment source is from an unacceptable source' from Material to Non-Material.; Client provided guideline exception allowing for cash out and consolidation payoffs to exceed maximum cash out limit based on substantial cash reserves and prior homeownership experience (no FC or short sale).; Change status of 'Downpayment source is from an unacceptable source' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

Change severity of 'Downpayment source is from an unacceptable source' from Material to Non-Material.; Client provided guideline exception allowing for cash out and consolidation payoffs to exceed maximum cash out limit based on substantial cash reserves and prior homeownership experience (no FC or short sale).; Change status of 'Downpayment source is from an unacceptable source' from Active to Acknowledged by Client.
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2105887723	3000089059	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105887723	3000089059	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105887939	3000078673	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Minimum Trade Line Requirement Not Met	Borrower does not have a FICO score		Compensating Factors: Residual income greater than $X,XXX ; No Discretionary Debt Last X Months Only (Only Subject PITI)
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years; Residual income greater than $X,XXX; No Discretionary Debt Last X Months Only (Only Subject PITI)
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2105887939	3000078673	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105887939	3000078673	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105888081	2000148986	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105888081	2000148986	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105888122	3000078510	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105888122	3000078510	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105888227	3000088965	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105888227	3000088965	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105888499	2000167264	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105888499	2000167264	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105888711	2000148701	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2105888711	2000148701	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105888883	3000089257	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105888883	3000089257	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage of XXXXXX.XX is not sufficent. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
														Hazard insurance coverage is sufficient.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Hazard insurance coverage is sufficient.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105889070	3000101307	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105889070	3000101307	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.
Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Approved exception for: Borrower does not meet minimum tradeline requirements.  Compensating factors: Residual income greater than $X,XXX
.
Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

Prior Homeownership Experience (No FC or Short Sale);
;
; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Approved exception for: Borrower does not meet minimum tradeline requirements.  Compensating factors: Residual income greater than $X,XXX
.
Borrower's own funds used for Down Payment & closing (No Gifts or DPA)

Prior Homeownership Experience (No FC or Short Sale)&#xXD;
&#xXD;
; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105889169	3000089064	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105889450	3000089394	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105889450	3000089394	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105890198	3000089119	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2105890198	3000089119	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2105890198	3000089119	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Property	Appraisal guideline violation	Appraisal guideline violation: Property being conisdered a flip, even though purchase price is lower than what seller paid for it.
Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for property being consiered a flip transaction, even though the seller is sellif for less than what they paid for it.  Compensating factors:  Conservative use of credit or minimal use of revolving credit.

Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years

Change severity of 'Appraisal guideline violation' from Material to Non-Material.; Approved exception for property being consiered a flip transaction, even though the seller is sellif for less than what they paid for it.  Compensating factors:  Conservative use of credit or minimal use of revolving credit.

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Appraisal guideline violation' from Active to Acknowledged by Client.
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2105890206	2000167269	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2105890206	2000167269	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2105890391	3000092870	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105890391	3000092870	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105890411	3000098307	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105890411	3000098307	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has X.XX years at job.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105890491	3000088903	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Borrower bank statements cover only XX months.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
																	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105890491	3000088903	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.
Approved exception for borrower not meeting the minimum tradeline requirement.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)
.
Prior Homeownership Experience (No FC or Short Sale);
; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.

Approved exception for borrower not meeting the minimum tradeline requirement.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA)
.
Prior Homeownership Experience (No FC or Short Sale)&#xXD;
; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105890491	3000088903	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval.Borrower's self employment < X years
Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Approved exception for: Borrower's self employment &lt; X years.  Compensating factors:  Residual income greater than $X,XXX.  Low housing ratio of XX% or less.  Borrower's own funds used for Down Payment & closing (No Gifts or DPA).
Prior Homeownership Experience (No FC or Short Sale).;  ; Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.

Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Approved exception for: Borrower's self employment &lt; X years.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
&#xXD;
; Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105890491	3000088903	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	TRID Post-Consummation Reason for Redisclosure Validation Test
This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.
														This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
																This compliance test 'TRID Post-Consummation Reason for Redisclosure Validation Test' is no longer tested	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105890491	3000088903	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test
The following fees increase without a valid COC: Underwriting fees from $XXX.XX to $XXX.XX, Appraisal inspection fee $XXX.XX and Tax Service fees $XX.XX were added.  Need a COC to cure tolerance violation.
; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; XX/XX/XXXX:  Received post closing CD in trailing docs.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; XX/XX/XXXX:  Received post closing CD in trailing docs.
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2105890637	3000088936	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2105890637	3000088936	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
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2105890843	3000089122	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105890843	3000089122	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105890847	3000089090	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105890847	3000089090	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval XXX Acct # XXXX are Jointly designated with a Non loan applicant; LOE in file dated X/X/XX pg XXX given full access to all funds in joint acct.
Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Lender Provided G/L exception approval dated X/XX/XX page XX credit exception approval for personal bank stmnts with non borrower; Compensating factors: Residual income greater than $X,XXX; low housing ratio of XX% or less; Borrowers own funds used for down payment and closing (No Gifts or DPA); prior homeownership experience (No FC or Short Sale); Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX.

Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Lender Provided G/L exception approval dated X/XX/XX page XX credit exception approval for personal bank stmnts with non borrower; Compensating factors: Residual income greater than $X,XXX; low housing ratio of XX% or less; Borrowers own funds used for down payment and closing (No Gifts or DPA); prior homeownership experience (No FC or Short Sale); Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105891187	2000149678	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105891187	2000149678	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105891347	3000101303	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105891347	3000101303	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105891369	3000089350	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105891369	3000089350	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105891397	2000149509	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105891397	2000149509	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105891524	2000149657	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105891524	2000149657	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105891554	3000089183	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	C	B	A	A	B	B	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105891554	3000089183	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Percentage of Downpayment from Borrower Own Funds is Zero	Borrower own funds did not comprise X% of down payment
Change severity of 'Percentage of Downpayment from Borrower Own Funds is Zero' from Non-Material to Material.; Approved exception for:  Borrower own funds did not comprise X% of down payment.  Compensating factors:  Prior Homeownership Experience (No FC or Short Sale);  ; Change status of 'Percentage of Downpayment from Borrower Own Funds is Zero' from Active to Acknowledged by Client.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. Prior Homeownership Experience (No FC or Short Sale)

Change severity of 'Percentage of Downpayment from Borrower Own Funds is Zero' from Non-Material to Material.; Approved exception for:  Borrower own funds did not comprise X% of down payment.  Compensating factors:  Prior Homeownership Experience (No FC or Short Sale)&#xXD;
&#xXD;
 ; Change status of 'Percentage of Downpayment from Borrower Own Funds is Zero' from Active to Acknowledged by Client.
																	C	B	B	B	B	B	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105891554	3000089183	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6)).	Evidence of Appraisal Delivery to the Borrower Provided.; Evidence of Appraisal Delivery to the Borrower Not Provided.		Evidence of Appraisal Delivery to the Borrower Provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Evidence of Appraisal Delivery to the Borrower Provided.	C	B	C	A	B	B	A	A	C	A	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	C	B	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105891640	3000089334	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Acknowledged	Credit	Cash to Borrower Exceeds Maximum Allowable	Cash out transaction and borrower on title less than X months		Substantial Cash Reserves; DSCR on subject property > X.X ; Prior Homeownership Experience (No FC or Short Sale)
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105891640	3000089334	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105892388	3000089055	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105892388	3000089055	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105892524	3000089293	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105892524	3000089293	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105892805	2000167577	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Compliance	Escrow Waiver Disclosure is Missing	The escrow waiver disclosure is Missing
Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.; Approved exception to waive escrow.  Compensating factors:  Substantial Cash Reserves

.  Low housing ratio of XX% or less.

Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Escrow Waiver Disclosure is Missing' from Material to Non-Material.; Approved exception to waive escrow.  Compensating factors:  Substantial Cash Reserves

.  Low housing ratio of XX% or less.

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Escrow Waiver Disclosure is Missing' from Active to Acknowledged by Client.
																	D	B	D	B	C	B	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105892805	2000167577	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Borrower Income Verification does not match Approval	Waived escrow requirement
Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Approved exception for: Waived escrow requirement.  Compensating factors:  Substantial Cash Reserves. Low housing ratio of XX% or less. Prior Homeownership Experience (No FC or Short Sale).; Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

Change severity of 'Borrower Income Verification does not match Approval' from Material to Non-Material.; Approved exception for: Waived escrow requirement.  Compensating factors:  Substantial Cash Reserves.

Low housing ratio of XX% or less.  .

Prior Homeownership Experience (No FC or Short Sale).; Change status of 'Borrower Income Verification does not match Approval' from Active to Acknowledged by Client.
																	D	B	C	B	C	B	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105892805	2000167577	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Documentation provided to support Qualifying DTI below XX.XX.; Qualifying DTI of XXX.XX exceeds guideline maximum of XX.XX.; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.		Documentation provided to support Qualifying DTI below XX.XX.; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																Documentation provided to support Qualifying DTI below XX.XX.; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.	D	B	C	A	C	B	A	A	D	A	C	C	A	C	D	C	A	D	C	C	A	C	D	C	A	D	D	C	A	D	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105893296	2000149969	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105893296	2000149969	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105893332	2105893332	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test
Disregard Exception.  Exception triggered in error due to system error.; This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXX.XX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105893332	2105893332	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Borrower Employment Verification does not meet guidelines	Borrower's self employment &lt; X years.
Approved exception for:borrower self employment less than X years. Compensating factors:  Substantial Cash Reserves.  Residual income greater than $X,XXX.
Low housing ratio of XX% or less.    Borrower's own funds used for Down Payment & closing (No Gifts or DPA).   Prior Homeownership Experience (No FC or Short Sale).; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

Approved exception for:borrower self employment less than X years. Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105893332	2105893332	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.
Change severity of 'Housing history does not meet guidelines' from Non-Material to Material.; Approved exception for: housing hisotry does not meet guidelines.  Compensating factors:  Substantial Cash Reserves.  Residual income greater than $X,XXX.  Low housing ratio of XX% or less.   Borrower's own funds used for Down Payment & closing (No Gifts or DPA).  Prior Homeownership Experience (No FC or Short Sale).; Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Approved exception for: Housing history does not meet guidelines.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

Change severity of 'Housing history does not meet guidelines' from Non-Material to Material.; Approved exception for: housing hisotry does not meet guidelines.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).; Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Approved exception for: Housing history does not meet guidelines.  Compensating factors:  Substantial Cash Reserves.

Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105893486		XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105893486		XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105893704	3000101249	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105893704	3000101249	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM - Rebuttable Presumption	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105893760	3000090693	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	Interest Rate Test
This loan failed the interest rate test. The loan has an interest rate of X.XXX% that does not conform to the requirements of X.XXX% for the lender's license type in the state where the property is located.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105893760	3000090693	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105893872	2000149860	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105893872	2000149860	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105894027	3000100107	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX are greater than the Guideline Minimum of X.XX or $XXXXX.XX.		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105894027	3000100107	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Unable to apply expanded DTI to XX.XX% as Min FICO needed is XXX per Matrix. Customer FICO used was XXX; Qualifying DTI of XX.XX exceeds guideline maximum of XX.XX.
Change severity of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Material to Non-Material.; Client provided approved exception  to increase DTI to XX%.   Compensating factors:  Substantial cash reserves, Residual income greater thatn $X,XXX, Borrowers own funds used for down payment and closing (no gifts), Prior homeownership experience ( No FC or Short Sale); Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
															Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
Change severity of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Material to Non-Material.; Client provided approved exception  to increase DTI to XX%.   Compensating factors:  Substantial cash reserves, Residual income greater thatn $X,XXX, Borrowers own funds used for down payment and closing (no gifts), Prior homeownership experience ( No FC or Short Sale); Change status of 'Qualifying DTI exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2105894221	3000089080	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105894221	3000089080	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105894419	2000167278	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105894419	2000167278	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Residual income does not meet guidelines.	Residual income of -XXXX.XX does not meet minimum guidelines. Residual income not provided.		Residual income meets guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																Residual income meets guidelines.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105895082	2000149683	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2105895082	2000149683	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2105895128		XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
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2105895128		XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
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2105895535	3000101544	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Missing source of deposit in the amount of $XX,XXX.XX		update from trailing docs. ;
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX. ; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																update from trailing docs. &#xXD;	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2106896120	3000101349	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2106896120	3000101349	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2106896718	3000101297	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings						C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2106896718	3000101297	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines.
Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Approved exception for: Housing history does not meet guidelines.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Prior Homeownership Experience (No FC or Short Sale).;

															Residual income greater than $X,XXX. Low housing ratio of XX% or less.
Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.; Approved exception for: Housing history does not meet guidelines.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Prior Homeownership Experience (No FC or Short Sale).&#xXD;

																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2106896718	3000101297	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Acknowledged	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines.
Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Approved exception for: Minimum tradeline does not meet guidelines.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Prior Homeownership Experience (No FC or Short Sale).;
; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.
															Residual income greater than $X,XXX. Low housing ratio of XX% or less.
Change severity of 'Minimum Trade Line Requirement Not Met' from Material to Non-Material.; Approved exception for: Minimum tradeline does not meet guidelines.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.

Prior Homeownership Experience (No FC or Short Sale).&#xXD;
; Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.
																	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2106896718	3000101297	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Borrower's self employment is less than X years.
correction;
;
; Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Approved exception for: Housing history does not meet guidelines.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.
Substantial Cash Reserves.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale);

; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.

correction&#xXD;
&#xXD;
; Change severity of 'Borrower Employment Verification does not meet guidelines' from Material to Non-Material.; Approved exception for: Housing history does not meet guidelines.  Compensating factors:  Residual income greater than $X,XXX.

Low housing ratio of XX% or less.
Substantial Cash Reserves.

Borrower's own funds used for Down Payment & closing (No Gifts or DPA).

Prior Homeownership Experience (No FC or Short Sale)&#xXD;

; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Acknowledged by Client.
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2106898322	2000166927	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
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2106898322	2000166927	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	QM/ATR: Exempt	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX.
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2106898810	3000089203	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2106898810	3000089203	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
																	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2106898872	3000101285	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2106898872	3000101285	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXX.XX. ; Borrower has more than X years at current residence - Borrower at current residence X.XX years
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2106901458	3000101343	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2106901458	3000101343	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2106903670	2000167603	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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2106903670	2000167603	XXXX	XXXX	XX/XX/XXXX	$XXXX	XX	Non-QM: Lender documented all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.  ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX  are greater than the Guideline Minimum of X.XX or $XXXXX.XX. ; Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years
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